UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-05601

SEI Institutional International Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2013

Date of reporting period: December 31, 2012

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

International Equity Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.4%

Argentina — 0.0%
Tenaris (A)	2,059	$43

Australia — 3.2%
Adelaide Brighton (A)	12,247	40
AGL Energy (A)	6,881	111
ALS (A)	27,332	312
Alumina (A)	1,118,227	1,073
Amcor (A)	402,159	3,398
AMP (A)	9,484	48
APA Group (A)	90,916	525
Atlas Iron (A)	2,211,697	4,231
Australia & New Zealand Banking Group (A)	407,583	10,732
Australian Stock Exchange (A)	453	15
Beach Energy (A)	246,347	386
BHP Billiton (USD) ADR (B)	43,900	3,444
Brambles (A)	23,465	186
Caltex Australia (A)	104,227	2,102
Centro Retail Australia (A)(C)	26,036	62
CFS Retail Property Trust Group (A)(C)	223,255	446
Coca-Cola Amatil (A)	42,263	594
Cochlear (A)	2,575	213
Commonwealth Bank of Australia (A)	21,044	1,370
Crown (A)	7,504	84
CSL (A)	105,978	5,982
Dexus Property Group (A)(C)	890,282	945
Downer EDI (A)	20,815	89
Echo Entertainment Group (A)	35,163	127
Flight Centre (A)(B)	21,719	614
Goodman Group (A)(C)	339,610	1,547
GPT Group (A)(C)	60,217	232
Iluka Resources (A)	272,900	2,637
Insurance Australia Group (A)	161,418	795
Macquarie Group (A)	16,969	636
Newcrest Mining (A)	330,170	7,722
Nufarm (A)	17,026	104
QBE Insurance Group (A)	11,644	133
Ramsay Health Care (A)	25,362	723
Resolute Mining (A)	73,195	126
Roc Oil *(A)	155,859	72
Santos (A)	2,656	31
Sonic Healthcare (A)	8,430	118
Stockland (A)(C)	11,664	43
Suncorp Group (A)	40,295	430
Tabcorp Holdings (A)	90,369	289
Tatts Group (A)	297,431	937
Telstra (A)	611,796	2,787
Toll Holdings (A)	912	4
Transurban Group (A)	126,747	805
Treasury Wine Estates (A)	36,371	179
Wesfarmers (A)	7,219	278
Westfield Group (A)(C)	66,679	736
Westfield Retail Trust (A)(C)	252,438	796
Westpac Banking (A)	11,979	328
Woolworths (A)	10,116	310

		59,927

Description	Shares	Market Value ($ Thousands)

Austria — 0.1%
Andritz (A)	11,892	$763
Oesterreichische Post (A)	4,748	196
Raiffeisen International Bank Holding (A)	8,736	363

		1,322

Belgium — 1.6%
Ageas (A)	73,105	2,157
Anheuser-Busch InBev (A)	139,040	12,094
Belgacom (A)	238,473	7,006
Colruyt (A)	105,151	5,208
KBC Groep (A)	65,020	2,263
Telenet Group Holding (A)	1,116	53
UCB (A)	15,699	898
Umicore (A)	7,101	393

		30,072

Bosnia and Herzegovina — 0.1%
Axis Capital Holdings	65,521	2,270

Brazil — 0.1%
Banco Santander Brasil ADR	190,283	1,383
Centrais Eletricas Brasileiras	75,600	234
Centrais Eletricas Brasileiras ADR	53,720	168

		1,785

Canada — 3.1%
Agrium	28,300	2,818
Bank of Nova Scotia	52,400	3,024
Barrick Gold	250,222	8,760
Cameco	193,181	3,810
Cenovus Energy	79,047	2,643
Cott	7,100	57
Kinross Gold	599,132	5,824
Magna International, Cl A	62,800	3,138
New Gold *	464,100	5,132
Quebecor, Cl B	1,300	50
Silver Wheaton	147,500	5,312
Sino-Forest, Cl A *(D)	76,000	8
Suncor Energy	314,047	10,329
Talisman Energy	212,856	2,412
Toronto-Dominion Bank	69,031	5,806

		59,123

Chile — 0.2%
Sociedad Quimica y Minera de Chile ADR	71,500	4,121

China — 0.4%
Agricultural Bank of China (A)	204,000	103
Huaneng Power International (A)	3,902,000	3,645
Industrial & Commercial Bank of China (A)	4,514,000	3,258

		7,006

Colombia — 0.1%
Ecopetrol ADR (B)	44,500	2,655

Czech Republic — 0.0%
Komercni Banka (A)	2,170	458

Denmark — 1.2%
AP Moeller - Maersk, Cl B (A)	102	772
Carlsberg, Cl B (A)	2,893	285

1	SEI Institutional International Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

International Equity Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

Coloplast, Cl B (A)	13,135	$643
Jyske Bank *(A)	112,431	3,134
Novo Nordisk, Cl B (A)	65,034	10,577
Tryg (A)	88,936	6,723
William Demant Holding (A)	3,897	334

		22,468

Finland — 0.3%
Elisa, Cl A (A)	971	22
Huhtamaki (A)	7,436	120
Kone, Cl B (A)	1,433	106
Metso (A)	1,946	83
Neste Oil (A)	8,036	104
Nokian Renkaat (A)	13,016	521
Sampo, Cl A (A)	7,556	244
Stora Enso, Cl R (A)	511,758	3,578
Wartsila, Cl B (A)	12,553	546

		5,324

France — 9.6%
Accor (A)	10,497	374
Alstom (A)(B)	45,048	1,813
Areva (A)(B)	79,082	1,349
Arkema (A)	94,029	9,861
AtoS (A)	6,563	460
AXA (A)(B)	326,177	5,850
BNP Paribas (A)(B)	213,586	12,145
Bureau Veritas (A)	3,209	359
Carrefour (A)	149,982	3,857
Christian Dior (A)	613	104
Cie Generale des Etablissements-Michelin, Cl B (A)(B)	80,142	7,670
Cie Generale d’Optique Essilor International (A)	72,703	7,324
Compagnie Generale de Geophysique- Veritas (A)	24,987	758
Credit Agricole (A)(B)	62,153	506
Dassault Systemes (A)	483	54
Electricite de France (A)	99,095	1,834
Eurazeo (A)	4,905	237
Eutelsat Communications (A)	117,109	3,891
Fonciere Des Regions (A)(C)	2,513	211
Gecina (A)(C)	2,583	292
Iliad	2,313	397
Klepierre (A)(C)	6,255	250
Lafarge (A)	10,018	646
Lagardere SCA (A)	1,847	62
Legrand (A)(B)	182,406	7,731
L’Oreal (A)	46,275	6,431
LVMH Moet Hennessy Louis Vuitton (A)	36,592	6,745
Nexity (A)	5,300	180
Pernod-Ricard (A)	28,375	3,288
Remy Cointreau	5,346	583
Renault (A)	32,749	1,776
Rexel (A)	319,518	6,527
Safran (A)	165,846	7,174
Sanofi (A)	342,022	32,396
Schneider Electric (A)	254,585	18,624
SES (A)	6,670	192
Societe BIC (A)	951	114
Societe Generale (A)	7,155	272
Sodexo (A)	86,494	7,300
Technip (A)	66,275	7,655

Description	Shares	Market Value ($ Thousands)

Teleperformance (A)	4,248	$154
Thales (A)	57,530	2,002
Total (A)	162,704	8,456
Unibail-Rodamco (A)(C)	422	102
Veolia Environnement (A)	10,043	122
Vivendi (A)	80,821	1,826
Wendel (A)	8,162	840
Zodiac Aerospace (A)	3,542	392

		181,186

Germany — 8.8%
Adidas (A)	1,790	160
Allianz (A)	15,593	2,171
BASF (A)	74,816	7,066
Bayer (A)	113,643	10,824
Bayerische Motoren Werke (A)	9,800	953
Beiersdorf (A)	4,195	343
Brenntag (A)	46,416	6,108
Continental (A)	48,269	5,619
Daimler (A)	253,809	13,957
Deutsche Bank (A)	37,161	1,633
Deutsche Boerse (A)	205,895	12,611
Deutsche Lufthansa (A)	178,440	3,369
Deutsche Post (A)	315,703	6,945
Deutsche Telekom (A)	345,146	3,924
E.ON (A)	6,707	126
Freenet (A)	7,625	141
Fresenius (A)	2,008	231
Fresenius Medical Care (A)	57,060	3,933
GEA Group (A)	187,253	6,081
Hannover Rueckversicherung (A)	11,692	915
HeidelbergCement (A)	18,200	1,112
Henkel (A)	13,806	946
Hugo Boss (A)	684	73
Infineon Technologies (A)	1,001,454	8,149
Kabel Deutschland Holding (A)	9,080	683
Lanxess (A)	10,830	954
Linde (A)	91,446	15,979
MAN (A)	1,573	169
Merck (A)	7,582	998
Muenchener Rueckversicherungs (A)	56,431	10,175
Rheinmetall (A)	8,213	399
RWE (A)	3,721	154
SAP (A)	88,893	7,140
SAP ADR (B)	49,900	4,011
Siemens (A)	132,338	14,454
Suedzucker (A)	33,071	1,356
Symrise (A)	166,749	5,984
Telefonica Deutschland Holding *(E)	899,313	6,846

		166,692

Hong Kong — 2.7%
AIA Group (A)	2,021,200	8,017
ASM Pacific Technology (A)(B)	12,200	150
BOC Hong Kong Holdings (A)	316,500	996
Chaoda Modern Agriculture *(D)	2,440,000	346
China Merchants Holdings International (A)	582,000	1,901
China Mobile (A)	446,500	5,254
China Mobile ADR	85,100	4,997
CLP Holdings (A)	151,000	1,269
CNOOC (A)	2,557,000	5,633

2	SEI Institutional International Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

International Equity Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

First Pacific (A)	678,000	$749
Galaxy Entertainment Group *(A)	249,000	998
Hang Seng Bank (A)	15,800	244
Henderson Land Development (A)	37,000	265
HKT Trust (A)	134,000	132
Hong Kong & China Gas (A)	17,600	48
HongKong Electric Holdings (A)	20,500	176
Hopewell Holdings (A)	47,500	206
Hutchison Telecommunications Hong Kong Holdings (A)	410,000	190
Hutchison Whampoa (A)	29,500	313
Hysan Development (A)	111,000	540
Jardine Strategic Holdings (A)	221,610	7,929
Kerry Properties (A)	38,000	200
Li & Fung (A)	476,000	859
MGM China Holdings (A)	83,200	153
New World Development (A)	791,000	1,252
Shangri-La Asia (A)	36,000	72
SJM Holdings (A)	81,000	191
Swire Pacific, Cl A (A)	34,000	425
Swire Properties (A)	69,000	232
Wharf Holdings (A)	115,000	916
Wheelock (A)	179,000	913
Yue Yuen Industrial Holdings (A)	1,734,000	5,865

		51,431

India — 0.4%
Idea Cellular *(A)	3,857,257	7,372

Indonesia — 0.2%
Bank Mandiri (A)	3,516,400	2,971
Telekomunikasi Indonesia (A)	312,000	294
Telekomunikasi Indonesia ADR	4,687	173

		3,438

Ireland — 1.0%
CRH (A)	58,806	1,195
Elan (A)	58,772	602
Experian (A)	443,492	7,152
James Hardie Industries (A)	98,311	952
Kerry Group, Cl A (A)	17,614	929
Prothena	1,836	13
Ryanair Holdings ADR	132,700	4,549
Smurfit Kappa Group (A)	282,953	3,321

		18,713

Israel — 1.1%
Bezeq Israeli Telecommunication (A)	2,554,860	2,963
Check Point Software Technologies	253,860	12,094
Israel Chemicals (A)	4,666	56
Mellanox Technologies (A)	11,131	690
NICE Systems (A)	3,121	105
Teva Pharmaceutical Industries ADR	137,662	5,140

		21,048

Italy — 0.9%
Enel (A)	372,509	1,548
Eni (A)	26,527	649
ERG (A)	136,728	1,389
Exor (A)	43,485	1,095
Fiat (A)	35,263	177
Fiat Industrial (A)	86,357	945

Description	Shares	Market Value ($ Thousands)

Intesa Sanpaolo (A)	766,654	$1,324
Luxottica Group (A)	13,087	539
Pirelli & C (A)(B)	27,091	312
Prysmian (A)	5,190	103
Saipem (A)	345	13
Snam Rete Gas (A)	902,841	4,209
Telecom Italia RNC (A)	5,840,268	4,643

		16,946

Japan — 16.4%
Advantest (A)(B)	28,200	446
Aeon Credit Service (A)	14,700	298
Aeon Mall (A)	5,000	123
Aisin Seiki (A)	2,100	66
Ajinomoto (A)	18,000	239
Alfresa Holdings (A)	15,200	595
Alpen (A)	14,700	259
AOKI Holdings (A)	2,000	46
Aoyama Trading (A)	5,300	102
Arcland Sakamoto (A)	12,800	199
Arnest One (A)	37,800	620
Asics (A)	14,600	223
Astellas Pharma (A)	153,300	6,906
Bank of Iwate (A)	900	39
Bank of Yokohama (A)	338,000	1,575
Belluna (A)	6,800	48
Best Bridal	65	59
Bridgestone (A)	99,300	2,590
Calbee (A)	600	42
Calsonic Kansei (A)(B)	199,000	821
Canon Marketing Japan (A)	5,800	83
Casio Computer (A)(B)	40,100	353
Central Glass (A)	12,000	41
Central Japan Railway (A)	34,700	2,822
Chiyoda	41,200	636
Chugai Pharmaceutical (A)	39,500	758
Citizen Holdings (A)	900	5
Coca-Cola West (A)(B)	172,500	2,669
Cocokara fine (A)	1,600	50
Credit Saison (A)	27,400	687
Dai Nippon Printing (A)(B)	624,600	4,907
Daicel (A)	150,000	994
Daihatsu Motor (A)	49,000	978
Dai-ichi Life Insurance (A)	211	297
Daiichi Sankyo (A)	89,400	1,375
Daiichikosho	4,600	107
Daikin Industries (A)	124,000	4,268
Daikyo (A)	175,000	480
Dainippon Sumitomo Pharma (A)	101,500	1,222
Daito Trust Construction (A)(B)	32,300	3,059
Daiwa House Industry (A)	217,000	3,738
Dena (A)	1,400	46
Denso (A)	11,700	408
Doutor Nichires Holdings (A)	6,200	81
Dydo Drinco (A)	4,400	179
Eisai (A)	1,200	50
Faith (A)	250	26
FamilyMart (A)	13,500	557
Fanuc (A)	97,800	18,231
Fast Retailing (A)(B)	3,200	818
Fuji Film Holdings (A)	312,600	6,302
Fuji Heavy Industries (A)	110,000	1,390
Fuji Soft (A)	4,100	78

3	SEI Institutional International Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

International Equity Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

Fujishoji (A)	42	$49
Fujitsu (A)	228,000	958
Geo Holdings (A)	200	210
GMO internet (A)	8,200	53
Hachijuni Bank (A)	231,000	1,161
Hakuhodo DY Holdings (A)	1,900	123
Hankyu Hanshin Holdings (A)	169,000	876
Hino Motors (A)	352,000	3,188
HIS (A)	12,100	412
Hisamitsu Pharmaceutical (A)	9,800	489
Hitachi (A)	699,700	4,126
Hitachi Construction Machinery (A)(B)	1,700	36
Hitachi High-Technologies (A)	15,200	315
Honda Motor (A)	13,000	482
Hulic (A)	13,300	90
IHI (A)	304,000	790
Iida Home Max (A)	30,600	364
Inpex (A)	10	54
Iseki (A)	15,000	39
Isetan Mitsukoshi Holdings (A)	4,300	42
Isuzu Motors (A)	30,000	179
IT Holdings (A)	56,400	682
Itochu (A)	23,100	245
Itochu Techno-Solutions (A)	5,500	227
Itochu-Shokuhin (A)	1,400	47
Iwatani (A)	13,000	48
J Front Retailing (A)	102,000	566
Japan Airlines *(A)	11,400	491
Japan Prime Realty Investment, Cl A (A)(C)	162	469
Japan Real Estate Investment, Cl A (A)(C)	33	326
Japan Retail Fund Investment, Cl A (A)(C)	254	468
Japan Steel Works (A)	233,000	1,521
Japan Tobacco (A)	44,700	1,265
JGC (A)	264,200	8,249
Jupiter Telecommunications (A)	8,883	11,036
JVC Kenwood (A)	43,400	162
Kamei (A)	5,000	45
Kandenko (A)	10,000	45
Kanematsu *(A)	158,000	218
Kanematsu Electronics (A)	6,100	71
Kansai Paint (A)	419,300	4,528
Kao (A)	113,200	2,956
Kasumi (A)	12,600	80
KDDI (A)	112,300	7,955
Keio (A)	51,000	381
Keisei Electric Railway (A)	65,000	550
Keyence (A)	18,200	5,057
Kikkoman (A)	7,000	100
Kinki Sharyo (A)(B)	37,000	125
Kintetsu (A)(B)	11,000	45
Kita-Nippon Bank (A)	1,700	46
Komatsu (A)	9,600	247
Konaka (A)	7,700	53
Konica Minolta Holdings (A)	7,000	50
Kubota (A)	35,000	403
KYORIN Holdings (A)	6,000	117
Kyowa Exeo (A)	18,200	183
Lawson (A)	13,100	890

Description	Shares	Market Value ($ Thousands)

LIXIL Group (A)	2,600	$58
M3 (A)	36	58
Mabuchi Motor (A)(B)	166,200	7,101
Makita (A)	70,600	3,286
Marubeni (A)	125,000	899
Medipal Holdings (A)	34,600	384
Miraca Holdings (A)	8,100	327
Mirait Holdings (A)	5,000	46
Misawa Homes (A)	24,600	363
Mitsubishi Estate (A)	3,000	72
Mitsubishi Heavy Industries (A)	5,000	24
Mitsubishi Materials (A)	97,000	332
Mitsubishi UFJ Financial Group (A)	288,100	1,562
Mitsubishi UFJ Lease & Finance (A)	450	19
Mitsui Fudosan (A)	26,000	637
Mitsui Home (A)	8,000	47
Mizuho Financial Group (A)	302,700	556
MS&AD Insurance Group Holdings (A)	268,900	5,377
Namco Bandai Holdings (A)	35,300	458
NEC (A)	64,000	135
NEC Fielding (A)	9,800	118
NEC Mobiling (A)	1,200	49
NEC Networks & System Integration (A)	17,900	319
NET One Systems (A)	23,400	232
NHK Spring (A)	19,100	158
Nichireki (A)	6,289	37
Nihon Unisys (A)(B)	17,700	118
Nikon (A)	25,000	740
Nintendo (A)	38,200	4,087
Nippo (A)	35,000	485
Nippon Building Fund, Cl A (A)(C)	15	155
Nippon Densetsu Kogyo (A)	5,000	48
Nippon Meat Packers (A)	3,000	42
Nippon Road (A)	9,000	42
Nippon Shinyaku (A)	6,000	68
Nippon Synthetic Chemical Industry (A)	7,000	51
Nippon Telegraph & Telephone (A)	226,100	9,538
Nippon Telegraph & Telephone ADR	164,263	3,454
Nippon Yusen (A)	4,000	9
Nishimatsu Construction (A)	78,000	164
Nissan Motor (A)	13,400	127
Nissan Tokyo Sales Holdings *(A)(B)	22,000	83
Nisshin Fudosan (A)	13,200	83
Nitori Holdings (A)	1,900	139
Nitto Denko (A)	9,500	469
NOK (A)	9,600	151
Nomura Holdings (A)	10,600	63
Nomura Real Estate Holdings (A)	63,900	1,224
Nomura Real Estate Office Fund, Cl A (A)(C)	18	104
North Pacific Bank *(A)	412,300	1,163
NTT Data (A)	139	436
Nuflare Technology (A)	11	68
Odakyu Electric Railway (A)	5,000	52

4	SEI Institutional International Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

International Equity Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

Oita Bank (A)	16,000	$52
Olympus (A)	18,200	354
Ono Pharmaceutical (A)	9,800	502
Oracle Japan (A)	8,600	359
Oriental Land (A)	2,500	303
Osaka Gas (A)	14,000	51
Otsuka (A)	4,800	364
Otsuka Holdings (A)	70,500	1,990
Panasonic (A)(B)	204,900	1,255
Park24 (A)	3,400	54
Relo Holdings (A)	1,400	52
Resona Holdings (A)	85,700	393
Resorttrust (A)	4,500	89
Riken (A)	9,000	34
Rohm (A)	73,700	2,414
Round One (A)	6,500	37
San-In Godo Bank (A)	15,000	106
Sankyo (A)	100,300	3,988
Santen Pharmaceutical (A)	2,800	108
Secom (A)	65,300	3,296
Seino Holdings (A)	76,000	483
Sekisui Chemical (A)	600,000	5,245
Sekisui House (A)	216,000	2,370
Sekisui Jushi (A)	5,000	53
Seven & I Holdings (A)	349,700	9,878
Shimamura (A)	4,800	467
Shimano (A)	14,100	905
Shin-Etsu Chemical (A)	124,300	7,601
Shionogi (A)	2,700	45
Shiseido (A)	362,600	5,128
Showa (A)	34,000	338
SKY Perfect JSAT Holdings (A)	96	40
SMC (A)	78,200	14,233
Softbank (A)	91,000	3,341
Sojitz (A)	370,700	549
Sony Financial Holdings (A)	374,300	6,743
Stanley Electric (A)	1,100	16
Sumitomo (A)	29,500	379
Sumitomo Electric Industries (A)	10,400	120
Sumitomo Forestry (A)	15,700	149
Sumitomo Mitsui Financial Group (A)	282,800	10,298
Sumitomo Mitsui Trust Holdings (A)	1,272,220	4,491
Sumitomo Precision Products (A)	29,000	141
Sumitomo Real Estate Sales (A)	1,090	52
Sumitomo Realty & Development (A)	28,000	935
Suruga Bank (A)	20,000	246
Suzuken (A)	39,100	1,104
Suzuki Motor (A)	112,600	2,952
Sysmex (A)	12,500	577
T&D Holdings (A)	32,800	400
Taiheiyo Cement (A)	25,000	69
TDK (A)	1,900	69
Tobu Railway (A)	153,000	813
Toho Holdings (A)	38,500	676
Tokai (A)	2,800	70
Tokyo Electron (A)	82,200	3,799
Tokyo Gas (A)	9,000	41
Tokyu Land (A)	86,000	631
Toppan Forms (A)	16,800	151

Description	Shares	Market Value ($ Thousands)

Topre (A)	4,100	$38
Torii Pharmaceutical (A)	1,700	38
Toshiba TEC (A)	124,000	633
Totetsu Kogyo (A)	9,000	124
Toyoda Gosei (A)	23,300	475
Toyota Motor (A)	363,700	17,017
Toyota Motor ADR	25,066	2,337
Toyota Tsusho (A)	61,800	1,528
TS Tech (A)	7,100	128
Tsumura (A)	5,100	154
Unicharm (A)(B)	8,200	427
USS (A)	3,420	357
Wacoal Holdings (A)	197,704	2,058
Warabeya Nichiyo (A)	13,300	247
Watabe Wedding (A)	6,395	48
Yahoo Japan (A)	669	217
Yakult Honsha (A)(B)	14,400	632
Yamaha (A)	6,000	64
Yamazen (A)	7,600	57
Yellow Hat (A)	12,500	189
Yokogawa Electric (A)	30,000	330
Yuasa Trading (A)	38,000	68

		311,356

Malaysia — 0.0%
Syarikat Takaful Malaysia (A)	27,800	50

Malta — 0.0%
BGP Holdings *(D)	198,683	—

Mexico — 0.1%
Cemex ADR *(B)	75,596	746
Grupo Financiero Santander Mexico ADR *	107,353	1,737

		2,483

Netherlands — 3.8%
Aegon (A)	28,017	181
Akzo Nobel (A)(B)	298,975	19,768
ASML Holding (A)	27,752	1,778
European Aeronautic Defence and Space (A)	95,199	3,748
Gemalto (A)	14,719	1,327
Heineken (A)	23,433	1,569
ING Groep (A)	156,326	1,483
Koninklijke Ahold (A)	604,266	8,093
Koninklijke DSM (A)	473	29
Koninklijke Philips Electronics (A)	12,350	327
Koninklijke Vopak (A)	12,357	872
PostNL *(A)	881,986	3,437
QIAGEN (A)	14,446	262
Reed Elsevier (A)	818,251	12,118
Unilever (A)(B)	267,165	10,211
Wolters Kluwer (A)	353,945	7,262
Ziggo	2,620	85

		72,550

New Zealand — 0.1%
Chorus (A)	69,221	169
Contact Energy (A)	10,885	47
Fletcher Building (A)	7,856	55
Telecom of New Zealand (A)	1,158,145	2,188

		2,459

5	SEI Institutional International Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

International Equity Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

Norway — 1.2%
Aker Solutions (A)	2,672	$55
DnB (A)	966,595	12,338
Gjensidige Forsikring (A)	8,831	127
Marine Harvest *(A)	1,526,357	1,420
Orkla (A)	92,652	811
Seadrill (A)	54,455	2,003
Statoil (A)	259,579	6,534

		23,288

Poland — 0.1%
KGHM Polska Miedz (A)	37,620	2,324

Portugal — 0.0%
Jeronimo Martins (A)(B)	1,554	30

Russia — 0.8%
Gazprom ADR	242,597	2,361
NovaTek GDR (A)	20,703	2,529
Sberbank of Russia ADR	752,179	9,447
Surgutneftegas ADR (A)	8,414	76

		14,413

Singapore — 1.6%
Bukit Sembawang Estates (A)	10,000	55
CapitaCommercial Trust (A)(C)	130,000	181
CapitaLand (A)	171,000	526
City Developments (A)(B)	16,000	171
ComfortDelgro (A)	254,000	374
DBS Group Holdings (A)	349,000	4,285
Fraser and Neave (A)	150,000	1,199
Jardine Cycle & Carriage (A)	6,000	239
Keppel (A)(B)	199,110	1,818
Keppel Land (A)	166,000	556
Oversea-Chinese Banking (A)	165,000	1,330
SembCorp Industries (A)	803,600	3,504
SembCorp Marine (A)(B)	1,265,000	4,833
Singapore Airlines (A)	512,000	4,541
Singapore Land (A)	10,000	61
Singapore Press Holdings (A)(B)	32,400	107
Singapore Technologies Engineering (A)(B)	120,000	379
Singapore Telecommunications (A)	99,000	269
Transpac Industrial Holdings	32,000	43
United Overseas Bank (A)(B)	287,000	4,708
UOL Group (A)	121,000	597
Yangzijiang Shipbuilding Holdings (A)	9,000	7

		29,783

South Africa — 0.6%
AngloGold Ashanti ADR	94,946	2,978
Gold Fields (A)	445,972	5,532
Impala Platinum Holdings (A)	123,886	2,476
Liberty Holdings (A)	6,269	82

		11,068

South Korea — 2.9%
Ahnlab *(A)	35,675	7,354
Hana Financial Group (A)	16,860	551
Hyundai Mobis *(A)	18,391	4,990
KB Financial Group ADR	19,426	697
KT ADR (B)	279,600	4,681
KT&G (A)	121,908	9,228

Description	Shares	Market Value ($ Thousands)

LG Display *(A)	62,160	$1,833
Meritz Finance Group *(A)	22,180	83
Samsung Electronics (A)	13,572	19,500
Shinhan Financial Group *(A)	93,150	3,409
SK Telecom ADR (B)	222,478	3,522

		55,848

Spain — 1.2%
Abertis Infraestructuras (A)	780	13
Amadeus IT Holding, Cl A (A)	29,552	746
Banco Popular Espanol (A)	2,592,564	2,024
Distribuidora Internacional de Alimentacion (A)	68,512	437
Enagas (A)	230,607	4,935
Endesa (A)	8,158	182
Grifols *(A)(B)	29,637	1,035
Inditex (A)	1,209	170
Indra Sistemas (A)	424,772	5,675
Red Electrica (A)(B)	23,826	1,175
Tecnicas Reunidas (A)	122,198	5,717

		22,109

Sweden — 2.3%
Assa Abloy, Cl B (A)	25,259	951
Atlas Copco, Cl A (A)	6,973	193
Atlas Copco, Cl B (A)	9,048	222
Electrolux, Ser B (A)	74,535	1,968
Elekta, Cl B	381,398	5,945
Getinge, Cl B (A)	2,101	72
Hennes & Mauritz, Cl B (A)	7,151	248
Hexagon, Cl B (A)	21,017	531
Industrivarden, Cl C (A)	8,605	143
Investor, Cl B (A)	465	12
Nordea Bank (A)	582,919	5,605
Sandvik (A)	450,787	7,242
Scania, Cl B (A)	4,084	85
Skandinaviska Enskilda Banken, Cl A (A)	520,817	4,454
Svenska Cellulosa, Cl B (A)	3,391	74
Svenska Handelsbanken, Cl A (A)	30,556	1,098
Swedbank, Cl A (A)	99,698	1,958
Swedish Match (A)	39,068	1,311
Telefonaktiebolaget LM Ericsson, Cl B (A)	799,138	8,070
Telefonaktiebolaget LM Ericsson ADR (B)	272,480	2,752

		42,934

Switzerland — 9.2%
Actelion (A)	2,864	137
Compagnie Financiere Richemont (A)	20,449	1,604
Credit Suisse Group (A)	445,684	10,869
EMS-Chemie Holding (A)	273	64
Georg Fischer (A)	1,400	565
Givaudan (A)	14,019	14,804
Julius Baer Group (A)	142,758	5,079
Lindt & Spruengli (A)	1	38
Lindt & Spruengli Participating Certificate (A)	10	33
Nestle (A)	337,630	22,011
Novartis (A)	339,903	21,456
OC Oerlikon (A)	157,324	1,790
Partners Group Holding (A)	17,955	4,148

6	SEI Institutional International Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

International Equity Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

Roche Holding (A)	160,692	$32,464
Schweiter Technologies	76	44
SGS (A)	4,654	10,329
Sika (A)	2,302	5,320
Sonova Holding (A)	236	26
Sulzer (A)	56,389	8,918
Swatch Group (A)	99	50
Swiss Life Holding (A)	10,351	1,381
Swiss Prime Site	501	42
Swiss Re (A)	19,887	1,441
Syngenta (A)	17,116	6,909
UBS	199,112	3,134
UBS Foreign (A)	492,438	7,700
Weatherford International *	173,012	1,936
Zurich Insurance Group (A)	48,706	13,041

		175,333

Taiwan — 0.1%
Hon Hai Precision Industry GDR (A)	22,507	137
United Microelectronics ADR	597,019	1,188

		1,325

Thailand — 0.1%
Advanced Info Service (A)	39,500	272
Krung Thai Bank (A)	390,300	252
Total Access Communication (A)	451,200	1,308

		1,832

Turkey — 0.0%
Turkiye Is Bankasi, Cl C (A)	18,150	63

United Kingdom — 19.7%
3i Group (A)	86,924	310
Aberdeen Asset Management (A)	147,672	889
Acergy (A)(B)	230,475	5,531
Admiral Group (A)	10,180	194
Afren *(A)	1,690,400	3,670
Aggreko (A)	34,090	973
AMEC (A)	433,305	7,168
Amlin (A)	991,919	6,170
Associated British Foods (A)	47,907	1,225
AstraZeneca (A)	155,769	7,387
Aviva (A)	1,016,319	6,293
Babcock International Group (A)	67,749	1,070
BAE Systems (A)	934,349	5,197
Balfour Beatty (A)	1,134,671	5,110
Barclays (A)	1,707,832	7,424
Barratt Developments *(A)	199,925	683
BG Group (A)	983,360	16,413
BHP Billiton (A)	433,986	15,318
BP (A)	851,809	5,926
BP ADR	49,447	2,059
British American Tobacco (A)	240,529	12,235
British Land (A)(C)	33,288	308
British Sky Broadcasting Group (A)	4,321	55
BT Group, Cl A (A)	746,693	2,851
Bunzl (A)	397,833	6,589
Burberry Group (A)	5,874	118
Cairn Energy (A)	642,651	2,808
Capita (A)	420,414	5,198
Carnival (A)	8,133	316
Centrica (A)	1,178,949	6,438

Description	Shares	Market Value ($ Thousands)

Cobham (A)	44,780	$163
Compass Group (A)	87,647	1,041
Croda International (A)	18,187	711
Davis Service Group (A)	44,500	433
Debenhams (A)	78,364	146
Diageo (A)	287,870	8,390
Direct Line Insurance Group *	366,800	1,290
EnQuest *(A)	80,776	159
Eurasian Natural Resources (A)	163,115	772
G4S (A)	163,525	686
GlaxoSmithKline (A)	196,214	4,275
Hammerson (A)(C)	62,206	499
Hargreaves Lansdown (A)	16,433	184
Home Retail Group (A)	3,737,701	7,804
HSBC Holdings	1,739,679	18,443
ICAP (A)	722,600	3,656
IMI (A)	13,319	241
Imperial Tobacco Group (A)	127,490	4,946
Informa (A)	722,603	5,330
Inmarsat (A)	54,993	530
InterContinental Hotels Group (A)	57,900	1,625
Intermediate Capital Group (A)	39,223	205
Intertek Group (A)	30,983	1,575
ITV (A)	547,273	950
J Sainsbury (A)	36,324	206
Johnson Matthey (A)	40,414	1,589
Kazakhmys (A)	111,185	1,438
Kingfisher (A)	1,409,202	6,589
Land Securities Group (A)(C)	46,993	627
Legal & General Group (A)	492,213	1,181
Lloyds Banking Group *(A)	3,104,222	2,475
London Stock Exchange Group (A)	19,372	346
Marks & Spencer Group (A)	9,539	60
Meggitt (A)	58,968	369
Melrose Industries (A)	64,958	239
Michael Page International (A)	481,352	3,148
Micro Focus International (A)	26,142	250
Mondi (A)	49,096	542
National Grid (A)	42,478	488
Next (A)	25,081	1,523
Old Mutual (A)	430,658	1,266
Pearson (A)	38,242	746
Persimmon *(A)	20,741	272
Petrofac (A)	483,501	12,930
Polyus Gold International *(A)	197,752	666
Premier Oil *(A)	782,626	4,333
Prudential (A)	576,074	8,224
QinetiQ Group (A)	261,900	788
Reckitt Benckiser Group (A)	747	47
Reed Elsevier (A)	304,769	3,220
Rexam (A)	861,842	6,171
Rio Tinto (A)	235,180	13,726
Rolls-Royce Holdings (A)	606,526	8,705
Royal Bank of Scotland Group *(A)	22,791	122
Royal Dutch Shell, Cl A	245,546	8,461
Royal Dutch Shell, Cl B (A)	168,040	5,999
SABMiller (A)	37,495	1,741
Sage Group (A)	15,683	75
Segro (A)(C)	25,308	103
Serco Group (A)	11,728	103
Severn Trent (A)	28,277	728

7	SEI Institutional International Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

International Equity Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

Shire (A)	290,821	$8,952
Smiths Group (A)	2,900	57
SSE (A)	6,087	142
Standard Chartered (A)	428	11
Standard Life (A)	199,193	1,090
Tate & Lyle (A)(B)	1,033	13
Taylor Wimpey (A)	179,659	195
Tesco (A)	2,968,679	16,364
Tullow Oil (A)	233,575	4,873
Unilever (A)	165,818	6,450
United Utilities Group (A)	56,709	625
Vodafone Group (A)	6,427,777	16,191
Whitbread (A)	22,322	898
William Hill (A)	209,849	1,196
Willis Group Holdings	139,700	4,684
Wolseley (A)	48,652	2,328
WPP (A)	606,158	8,861

		372,406

United States — 1.1%
Alon USA Energy	8,891	161
American International Group *	1,849	65
Autoliv (B)	43,900	2,958
Calamos Asset Management, Cl A	12,204	129
Cambrex	14,189	161
Central Garden and Pet *	3,375	34
Cognizant Technology Solutions, Cl A *	42,200	3,125
ConocoPhillips	47,941	2,780
Delek US Holdings	3,208	81
FutureFuel	6,277	74
John B Sanfilippo & Son	2,229	41
Lydall	2,757	40
Magnachip Semiconductor *	7,654	122
Manpower	38,467	1,633
Mosaic	13,209	748
Myers Industries	626	9
Newmont Mining	94,700	4,398
PharMerica	5,523	79
Phillips 66	51,742	2,747
Photronics *	7,054	42
Smithfield Foods	1,692	36
Sparton *	4,797	67
Standex International	813	42
Stewart Information Services	3,996	104
Taser International	6,745	60
Tesoro	35,321	1,556
Town Sports International Holdings	4,210	45
Unisys (D)	7,054	122
Western Refining	1,475	42

		21,501

Total Common Stock (Cost $1,706,412) ($ Thousands)		1,826,555

PREFERRED STOCK — 0.4%

Germany — 0.4%
Draegerwerk (A)	2,624	265
Henkel (A)	36,065	2,964
ProSiebenSat.1 Media (A)	32,783	933
RWE (A)	2,931	111
Volkswagen (A)	16,665	3,819

Description	Face Amount ($Thousands) /Shares	Market Value ($ Thousands)

Total Preferred Stock (Cost $6,709) ($ Thousands)		$8,092

U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bills
0.090%, 01/31/2013 (F)(G)	$4,130	4,130

Total U.S. Treasury Obligation (Cost $4,130) ($ Thousands)		4,130

AFFILIATED PARTNERSHIP — 4.2%
SEI Liquidity Fund, L.P.
0.130%**†(H)	79,012,337	79,012

Total Affiliated Partnership (Cost $79,012) ($ Thousands)		79,012

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060%**†(H)	24,405,284	24,405

Total Cash Equivalent (Cost $24,405) ($ Thousands)		24,405

Total Investments — 102.5% (Cost $1,820,668) ($ Thousands)§		$1,942,194

A list of the open futures contracts held by the Fund at December 31, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	289	Mar-2013	$(14)
FTSE 100 Index	98	Mar-2013	(66)
Hang Seng Index	10	Jan-2013	7
SPI 200 Index	25	Mar-2013	23
Topix Index	69	Mar-2013	545

			$495

For the period ended December 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

A list of the open forward foreign currency contracts held by the Fund at December 31, 2012, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized (Depreciation) ($ Thousands)
02/19/2013	EUR	5,320	USD	6,792	$(223)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at December 31, 2012, is as follows:

Counterparty	Settlement Date	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized (Depreciation) ($ Thousands)
State Street	02/19/2013	(7,015)	6,792	$(223)

For the period ended December 31, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

8	SEI Institutional International Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

International Equity Fund

December 31, 2012

Percentages are based on a Net Assets of $1,894,366 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2012.

†	Investment in Affiliated Security.

(A)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2012 was $1,645,267 ($ Thousands) and represented 86.9% of Net Assets.

(B)	This security or a partial position of this security is on loan at December 31, 2012. The total market value of securities on loan at December 31, 2012 was $75,152
($	Thousands).

(C)	Real Estate Investment Trust.

(D)	Securities considered illiquid. The total market value of such securities as of December 31, 2012 was $477 ($ Thousands) and represented 0.0% of Net Assets.

(E)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(F)	The rate reported is the effective yield at time of purchase.

(G)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(H)	This security was purchased with cash collateral received from securities lending. The total value of such securities as of December 31, 2012 was $79,012 ($ Thousands).

§	At December 31, 2012, the tax basis cost of the Fund’s investments was $1,820,668 ($ Thousands), and the unrealized appreciation and depreciation were $218,610 ($ Thousands) and ($97,084) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

EUR — Euro

FTSE — Financial Times and the London Stock Exchange

GDR — Global Depositary Receipt

L.P. — Limited Partnership

Ser — Series

SPI — Share Price Index

USD — U.S. Dollar

The following is a summary of the inputs used as of December 31, 2012, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3 (1)	Total
Common Stock	$189,026	$1,637,175	$354	$1,826,555
Preferred Stock	—	8,092	—	8,092
U.S. Treasury Obligation	—	4,130	—	4,130
Affiliated Partnership	—	79,012	—	79,012
Cash Equivalent	24,405	—	—	24,405

Total Investments in Securities	$213,431	$1,728,409	$354	$1,942,194

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$495	$—	$—	$495
Forwards Contracts *	—	(223)	—	(223)

Total Other Financial Instruments	$495	$(223)	$—	$272

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

*	Futures contracts and Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2012, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended December 31, 2012, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

9	SEI Institutional International Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.0%

Argentina — 0.2%
Tenaris ADR	25,881	$1,085
YPF ADR	50,800	739

		1,824

Austria — 0.2%
Erste Group Bank (A)	25,854	821
IMMOFINANZ (A)(B)	225,788	949

		1,770

Belgium — 0.1%
KBC Groep (A)	14,563	507

Brazil — 8.4%
All America Latina Logistica	165,664	672
Arteris	113,116	1,047
B2W Cia Global Do Varejo *	47,600	395
Banco Bradesco ADR	217,067	3,771
Banco do Brasil	298,680	3,734
Banco Santander Brasil	185,911	1,359
Banco Santander Brasil ADR	219,415	1,595
BM&FBovespa	624,984	4,273
BR Malls Participacoes	136,500	1,801
BR Properties	12,500	156
Brasil Insurance Participacoes e Administracao	150,000	1,465
Braskem ADR	86,910	1,160
BRF - Brasil Foods ADR	165,120	3,486
Cia Hering	101,197	2,075
Cia Siderurgica Nacional	68,600	397
Cielo	8,500	237
Cosan, Cl A	73,476	1,272
Cosan Industria e Comercio	84,889	1,731
Cyrela Brazil Realty Empreendimentos e Participacoes	366,267	3,200
Even Construtora e Incorporadora	560,268	2,572
Fibria Celulose ADR *(B)	226,685	2,577
Gerdau ADR	479,327	4,309
Gol Linhas Aereas Inteligentes ADR *(B)	199,445	1,308
Helbor Empreendimentos	80,549	494
Hypermarcas *	340,360	2,763
Kroton Educacional *	93,779	2,118
Localiza Rent a Car	75,312	1,379
Lojas Renner	9,100	354
M Dias Branco	45,721	1,744
MRV Engenharia e Participacoes	608,532	3,561
Petroleo Brasileiro	84,822	810
Petroleo Brasileiro ADR	292,565	5,696
Porto Seguro	11,300	130
Qualicorp *	173,700	1,799
Santos Brasil Participacoes	74,220	1,059
Sul America	31,313	271
Telefonica Brasil ADR	3,100	75
Tim Participacoes	35,100	141
Tim Participacoes ADR	68,700	1,362
Totvs	225,523	4,449
Ultrapar Participacoes	3,500	79
Vale	61,092	1,262
Vale ADR, Cl B	232,205	4,867

Description	Shares	Market Value ($ Thousands)

		$79,005

Canada — 1.1%
Africa Oil *	119,858	842
Alamos Gold	102,500	1,796
B2Gold *(B)	236,982	847
Pacific Rubiales Energy (B)	241,676	5,609
Yamana Gold	49,201	847

		9,941

Chile — 0.6%
Banco de Chile	611,747	99
Banco Santander Chile	18,058,174	1,272
Banco Santander Chile ADR	24,127	687
Cia Cervecerias Unidas ADR	13,260	419
Enersis ADR	46,260	843
Latam Airlines Group ADR	30,545	720
Sociedad Quimica y Minera de Chile ADR	27,294	1,573

		5,613

China — 12.6%
AAC Technologies Holdings (A)	1,277,180	4,529
Agricultural Bank of China (A)(B)	14,212,732	7,172
Anta Sports Products (A)	369,000	332
Baidu ADR *	58,400	5,857
Bank of China (A)	10,425,105	4,721
Bank of Communications (A)(B)	3,310,347	2,532
China BlueChemical (A)	238,000	162
China Construction Bank (A)	11,492,993	9,392
China Liansu Group Holdings (A)(B)	2,649,400	1,855
China Merchants Bank (A)	1,869,076	4,202
China Minsheng Banking (A)	191,000	224
China National Materials (A)	5,132,438	1,614
China Petroleum & Chemical (A)	3,006,646	3,462
China Petroleum & Chemical ADR	20,900	2,402
China Telecom (A)(B)	3,100,000	1,753
China Vanke, Cl B	1,413,000	2,279
China Zhongwang Holdings (A)	483,005	183
Chongqing Rural Commercial Bank (A)	2,337,612	1,305
Country Garden Holdings *(A)	2,082,000	1,112
Daphne International Holdings (A)	2,453,000	3,415
Dongfeng Motor Group (A)	46,000	72
First Tractor (A)	3,339,900	3,322
Foxconn International Holdings *(A)(B)	3,333,000	1,635
Giant Interactive Group ADR	177,150	958
Great Wall Motor (A)	790,679	2,543
Guangzhou R&F Properties (A)	178,800	303
Harbin Electric (A)	564,682	495
Huaneng Power International (A)(B)	2,676,000	2,500
Industrial & Commercial Bank of China (A)	17,483,449	12,619
Inner Mongolia Yitai Coal, Cl B (A)	41,922	239
Jiangsu Expressway (A)	454,000	473
Jiangxi Copper (A)	263,000	709
PetroChina (A)	2,410,119	3,477
PetroChina ADR	28,377	4,080
PICC Property & Casualty (A)	1,222,000	1,745
Ping An Insurance Group (A)	403,000	3,438

1	SEI Institutional International Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

Prince Frog International Holdings (A)(B)	5,556,100	$2,367
SINA *	50,400	2,531
Soho China (A)(B)	1,365,028	1,110
Sohu.com *	43,400	2,055
Tencent Holdings (A)	98,647	3,235
Tingyi Cayman Islands Holding (A)	668,000	1,879
Travelsky Technology (A)	362,880	194
Tsingtao Brewery (A)	266,000	1,586
Yanzhou Coal Mining (A)	44,000	75
Zhejiang Expressway (A)	374,000	296
Zhuzhou CSR Times Electric (A)	696,700	2,644
Zoomlion Heavy Industry Science and Technology (A)(B)	1,880,860	2,832

		117,915

Colombia — 1.2%
Almacenes Exito	44,650	897
Bancolombia ADR, Cl R (B)	64,800	4,315
Ecopetrol	1,052,496	3,252
Ecopetrol ADR	38,400	2,291

		10,755

Cyprus — 0.5%
Eurasia Drilling GDR	115,519	4,187

Czech Republic — 0.3%
CEZ	27,656	988
Komercni Banka (A)(B)	9,073	1,915

		2,903

Guernsey — 0.0%
Etalon Group GDR *(C)	56,800	310

Hong Kong — 6.2%
Chaoda Modern Agriculture *(C)	2,056,181	292
China Everbright International (A)(B)	3,430,100	1,760
China High Precision Automation Group (C)	1,385,624	222
China Medical System Holdings (A)	99,900	78
China Mengniu Dairy (A)	1,313,815	3,755
China Mobile (A)	854,645	10,057
China Mobile ADR	39,540	2,322
China Resources Enterprise (A)(B)	444,000	1,625
China Resources Gas Group (A)(B)	94,600	196
China State Construction International Holdings (A)(B)	3,395,384	4,145
China Unicom Hong Kong ADR (B)	122,090	1,989
CNOOC (A)	2,015,407	4,440
CNOOC ADR	10,110	2,224
Cosco International Holdings (A)	208,805	93
COSCO Pacific (A)	4,921	7
Dah Chong Hong Holdings (A)(B)	803,400	858
Guangdong Investment (A)	226,000	179
Haier Electronics Group *(A)	1,783,700	2,646
Hengdeli Holdings (A)(B)	7,724,000	2,833
KWG Property Holding (A)(B)	3,785,967	2,907
Lenovo Group (A)	1,910,613	1,762
Sino Biopharmaceutical (A)(B)	3,852,000	1,857
SJM Holdings (A)	869,405	2,052

Description	Shares	Market Value ($ Thousands)

Skyworth Digital Holdings (A)(B)	4,384,000	$2,295
Sunny Optical Technology Group (A)(B)	1,416,000	940
Vinda International Holdings (A)(B)	2,718,460	3,766
Xinyi Glass Holdings (A)	3,584,944	2,254
Yuexiu Real Estate Investment (A)(D)	266,538	127

		57,681

Hungary — 0.0%
EGIS Pharmaceuticals (A)	1,778	142
Richter Gedeon (A)	1,412	231

		373

India — 6.3%
Asian Paints (A)	20,220	1,647
Axis Bank (A)	109,530	2,752
Bajaj Holdings and Investment (A)	12,648	228
Ballarpur Industries (A)	894,389	382
Bank of Baroda (A)	49,622	792
Bharti Infratel *	213,899	756
Cairn India (A)	1,186,101	6,962
Chambal Fertilizers & Chemicals (A)	444,397	551
Corporation Bank (A)	14,494	122
Cummins India (A)	156,895	1,496
Glenmark Pharmaceuticals (A)	228,257	2,213
Godrej Consumer Products	124,400	1,640
Grasim Industries (A)	26,182	1,524
HCL Technologies (A)	179,069	2,034
HDFC Bank ADR (B)	52,500	2,138
Hexaware Technologies (A)	162,156	255
ICICI Bank ADR	165,354	7,211
Indiabulls Financial Services (A)	209,523	1,064
Indian Bank (A)	140,424	516
Mahindra & Mahindra GDR	126,698	2,154
Maruti Udyog (A)	58,500	1,603
McLeod Russel India (A)	20,755	133
Oil & Natural Gas (A)	168,194	829
Oil India (A)	19,676	169
Petronet LNG (A)	386,780	1,118
Reliance Industries GDR (E)	197,611	6,112
Rural Electrification (A)	727,319	3,295
Shriram Transport Finance (A)	269,646	3,748
State Bank of India (A)	39,112	1,726
Syndicate Bank (A)	229,078	543
Tata Chemicals (A)	103,576	672
UCO Bank (A)	227,884	331
Yes Bank (A)	247,200	2,105

		58,821

Indonesia — 2.4%
AKR Corporindo (A)	709,922	307
Aneka Tambang (A)	2,719,394	363
Astra Agro Lestari (A)	347,899	714
Astra International (A)	565,000	448
Bank Bukopin (A)	3,700,948	239
Bank Mandiri (A)	2,037,100	1,721
Bank Rakyat Indonesia Persero (A)	5,615,951	4,073
Holcim Indonesia (A)	560,662	169
Indo Tambangraya Megah (A)	109,000	472
Indocement Tunggal Prakarsa (A)	304,770	712

2	SEI Institutional International Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

Indofood CBP Sukses Makmur (A)	379,934	$308
Indofood Sukses Makmur (A)	184,500	112
Japfa Comfeed Indonesia (A)	577,631	370
Kalbe Farma (A)	4,996,465	551
Perusahaan Gas Negara (A)	384,500	184
Perusahaan Perkebunan London Sumatra Indonesia (A)	3,241,411	776
Sampoerna Agro (A)	282,000	74
Semen Gresik Persero (A)	1,267,700	2,094
Tambang Batubara Bukit Asam (A)	1,052,500	1,659
Telekomunikasi Indonesia (A)	2,378,616	2,242
Tower Bersama Infrastructure *(A)	1,849,300	1,095
United Tractors (A)	1,116,071	2,302
XL Axiata (A)	2,563,500	1,521

		22,506

Ireland — 0.1%
Kenmare Resources *(A)	2,189,608	1,119

Israel — 0.2%
Israel Chemicals (A)	145,495	1,754

Kazakhstan — 0.1%
Kcell *	72,052	847

Macau — 0.3%
Sands China (A)	570,500	2,550

Malaysia — 2.0%
Affin Holdings (A)	96,100	109
Alliance Financial Group (A)	221,100	319
AMMB Holdings (A)	184,800	412
Axiata Group (A)	1,082,036	2,340
Berjaya Sports Toto (A)	316,860	462
British American Tobacco Malaysia (A)	36,051	734
Digi.Com (A)	450,101	782
DRB-Hicom (A)	1,012,972	911
Genting Malaysia (A)	742,356	867
Hong Leong Financial Group (A)	92,900	402
KLCC Property Holdings	116,900	241
Kuala Lumpur Kepong (A)	24,200	191
Kulim Malaysia (A)	300,000	482
Lafarge Malayan Cement	51,587	162
Malaysia Building Society (A)	550,127	409
Media Prima	151,347	116
Parkson Holdings (A)	423,018	723
Petronas Gas	26,100	167
Public Bank (A)	451,100	2,407
Telekom Malaysia	295,676	584
Top Glove	1,123,028	2,067
Tradewinds Malaysia (A)	35,682	104
UEM Land Holdings *(A)	2,460,100	1,705
UMW Holdings (A)	579,483	2,271

		18,967

Mexico — 5.8%
Alfa, Cl A	1,332,620	2,820
America Movil, Ser L	1,687,774	1,935
America Movil ADR, Ser L (B)	77,975	1,804

Description	Shares	Market Value ($ Thousands)

Cemex ADR *	301,658	$2,977
Compartamos	133,800	190
Desarrolladora Homex *	133,000	274
Empresas ICA *	1,230,037	3,057
Empresas ICA ADR *	142,080	1,429
Fibra Uno Administracion, Cl REIT (D)	357,000	1,072
Fomento Economico Mexicano ADR	29,055	2,926
Genomma Lab Internacional, Cl B *(B)	3,903,701	7,984
GEO *	1,851,630	2,156
Gruma, Cl B *	651,032	1,964
Grupo Carso, Ser A1	33,400	163
Grupo Financiero Banorte, Cl O	984,251	6,327
Grupo Financiero Inbursa, Cl O	149,200	450
Grupo Financiero Santander Mexico ADR *	83,678	1,354
Grupo Herdez	32,875	101
Grupo Mexico, Ser B	530,391	1,905
Grupo Modelo	46,500	415
Grupo Televisa ADR	258,007	6,858
Industrias, Cl B *	48,333	363
Kimberly-Clark de Mexico, Cl A	1,091,600	2,791
Wal-Mart de Mexico, Ser V	1,055,462	3,428

		54,743

Netherlands — 0.5%
Yandex, Cl A *	200,500	4,325

Peru — 0.6%
Credicorp	35,700	5,232
Intercorp Financial Services, Ser INC	8,266	296

		5,528

Philippines — 1.0%
Aboitiz Equity Ventures (A)	427,600	553
Alliance Global Group (A)	2,261,388	927
Bank of the Philippine Islands (A)	115,190	267
BDO Unibank *(A)	1,480,023	2,630
International Container Terminal Services (A)	1,129,284	2,040
Manila Electric (A)	3,990	26
Megaworld (A)	7,685,000	520
Nickel Asia (A)	214,350	84
Rizal Commercial Banking (A)	66,500	97
SM Investments (A)	55,343	1,194
Universal Robina (A)	317,464	649

		8,987

Poland — 0.8%
Asseco Poland (A)	7,140	105
KGHM Polska Miedz (A)	45,193	2,792
PGE (A)	201,912	1,191
Polski Koncern Naftowy Orlen *(A)(B)	66,028	1,058
Powszechna Kasa Oszczednosci Bank Polski (A)	189,241	2,267
Powszechny Zaklad Ubezpieczen (A)	2,999	425

		7,838

3	SEI Institutional International Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

Russia — 7.6%
Alliance Oil *(A)(B)	183,882	$1,510
Gazprom ADR	612,750	5,962
Gazprom Neft JSC ADR	12,745	295
Gazprom OAO ADR (A)	86,531	836
Globaltrans Investment GDR	352,324	5,816
Lukoil ADR	136,064	9,180
Magnit GDR (A)	111,510	4,534
Mail.ru Group GDR (A)	36,473	1,274
MegaFon OAO GDR *	85,800	2,042
MMC Norilsk Nickel ADR (A)	39,271	735
Mobile Telesystems ADR	124,003	2,313
NovaTek GDR	36,705	4,484
Rosneft GDR (A)	77,153	699
Rosneft Oil GDR	579,545	5,246
Rostelecom ADR *	4,942	121
Sberbank of Russia (A)	59,041	740
Sberbank of Russia ADR (B)	1,206,388	15,019
Severstal GDR (A)	49,315	613
Surgutneftegas ADR	42,074	380
Tatneft ADR	9,877	439
TMK GDR (A)	175,327	2,718
Uralkali GDR (A)	56,660	2,196
VTB Bank GDR (A)	463,982	1,642
X5 Retail Group GDR *	137,920	2,491

		71,285

Singapore — 0.0%
China Yuchai International	26,251	414

South Africa — 5.5%
ABSA Group (A)	25,687	500
African Bank Investments (A)	73,675	281
Anglo American Platinum (A)	22,479	1,189
ArcelorMittal South Africa (A)	151,530	647
AVI (A)	115,192	815
Barloworld (A)	285,706	2,961
Bidvest Group (A)	69,709	1,782
Exxaro Resources (A)	166,153	3,345
FirstRand (A)	331,855	1,220
Gold Fields (A)	94,239	1,169
Impala Platinum Holdings (A)	45,655	912
Imperial Holdings (A)	76,968	1,814
Kumba Iron Ore (A)	16,246	1,098
Liberty Holdings (A)	91,710	1,207
Life Healthcare Group Holdings (A)	879,742	3,533
Mondi (A)	79,997	873
MTN Group (A)	271,534	5,711
Naspers, Cl N (A)	61,258	3,954
Netcare (A)	235,287	546
Redefine Properties	55,996	62
Remgro (A)	67,200	1,267
Reunert (A)	37,270	334
RMB Holdings (A)	52,774	255
Sanlam (A)	279,766	1,489
Sappi *(A)	371,557	1,361
Sasol (A)	41,826	1,802
Sasol ADR	37,775	1,635
Shoprite Holdings (A)	112,430	2,725
Spar Group (A)	32,918	513
Standard Bank Group (A)	313,594	4,420
Tiger Brands (A)	1,626	63

Description	Shares	Market Value ($ Thousands)

Truworths International (A)	16,456	$212
Vodacom Group (A)	130,585	1,920

		51,615

South Korea — 12.6%
Ahnlab *(A)	22,992	4,740
AMOREPACIFIC Group *(A)	1,282	559
BS Financial Group *(A)	211,218	2,619
Daelim Industrial *(A)	9,109	746
Daesang *(A)	25,691	631
Daishin Securities (A)	44,862	421
Daou Technology *(A)	128,293	1,911
Dongbu Insurance (A)	12,850	555
Doosan (A)	1,255	153
Grand Korea Leisure (A)	35,784	959
GS Home Shopping *(A)	2,958	426
Hankook Tire *	29,889	1,312
Hyundai Heavy Industries *(A)	317	72
Hyundai Marine & Fire Insurance (A)	56,273	1,757
Hyundai Mobis *(A)	6,982	1,894
Hyundai Wia *(A)	9,677	1,576
Industrial Bank of Korea *(A)	85,810	959
Kangwon Land *(A)	14,580	399
KB Financial Group ADR	97,225	3,490
KCC (A)	15,332	4,285
Kia Motors *(A)	82,128	4,367
Korea Exchange Bank *(A)	81,360	582
Korea Zinc *(A)	7,166	2,739
KT *(A)	9,440	314
KT ADR	164,390	2,752
KT&G *(A)	42,687	3,231
LG Chem *(A)	13,358	4,175
LG Display *(A)	48,860	1,441
LG Display ADR (B)	105,040	1,521
LG Electronics *(A)	19,324	1,341
Lotte Chilsung Beverage *(A)	1,684	2,384
Lotte Confectionery *(A)	1,395	2,128
Mando *(A)	9,004	1,090
NEO Holdings *	1,255	—
Nong Shim *(A)	1,266	321
POSCO (A)	766	251
S1 *(A)	3,882	254
Samsung Electronics (A)	27,306	39,233
Samsung Engineering *(A)	609	95
Samsung Fire & Marine Insurance (A)	1,197	243
Samsung Heavy Industries *(A)	42,575	1,556
Samsung Life Insurance (A)	18,655	1,645
Seah Besteel *(A)	10,424	280
Shinhan Financial Group *(A)	58,124	2,127
Silicon Works *(A)	41,961	884
SK Holdings *(A)	15,122	2,557
SK Telecom (A)	4,283	611
SK Telecom ADR	308,547	4,884
Sung Kwang Bend *(A)	104,400	2,410
Taekwang Industrial *(A)	109	97
Woongjin Coway (A)	76,590	3,114
Youngone *(A)	4,540	141

		118,232

Spain — 0.2%
Cemex Latam Holdings *	318,554	2,052

4	SEI Institutional International Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

Taiwan — 6.9%
Asustek Computer (A)	162,740	$1,843
Catcher Technology (A)	534,000	2,682
Chailease Holding (A)	1,328,000	3,065
Chicony Electronics (A)	151,438	353
China Steel Chemical (A)	168,800	758
Chunghwa Telecom (A)	500,056	1,629
Cleanaway (A)	152,000	1,005
Compal Electronics (A)	526,000	356
CTCI (A)	206,000	409
Elan Microelectronics (A)	693,000	1,128
Farglory Land Development (A)	196,043	355
Formosa Taffeta (A)	88,000	85
Fubon Financial Holding (A)	872,000	1,059
Hon Hai Precision Industry (A)	2,197,597	6,802
Huaku Development (A)	176,196	431
Largan Precision (A)	59,000	1,589
Lite-On Technology (A)	994,478	1,327
MediaTek (A)	259,924	2,908
Merida Industry (A)	478,750	2,150
MStar Semiconductor (A)	102,000	771
Pegatron *(A)	1,025,738	1,336
Phison Electronics (A)	195,000	1,300
Pou Chen (A)	1,097,000	1,156
President Chain Store (A)	131,652	706
Radiant Opto-Electronics (A)	290,272	1,205
Realtek Semiconductor (A)	506,380	1,078
Simplo Technology (A)	350,094	1,780
Synnex Technology International (A)	1,302,783	2,412
Taishin Financial Holding (A)	2,474,220	989
Taiwan Fertilizer (A)	559,000	1,468
Taiwan Semiconductor Manufacturing (A)	2,052,790	6,866
Taiwan Semiconductor Manufacturing ADR	380,704	6,533
Teco Electric and Machinery (A)	1,758,000	1,353
TPK Holding (A)	23,000	412
U-Ming Marine Transport (A)	188,926	303
Uni-President Enterprises (A)	769,680	1,418
United Microelectronics (A)	1,695,981	685
United Microelectronics ADR	841,500	1,675
Yageo (A)	566,489	181
Yuanta Financial Holding (A)	2,462,399	1,277

		64,838

Thailand — 2.7%
Airports of Thailand (A)	551,300	1,757
Bangkok Bank (A)	308,100	1,981
Bangkok Bank Foreign (A)(B)	305,600	2,097
Bangkok Bank NVDR (A)	224,061	1,440
Banpu (A)	8,400	114
CP ALL (A)	606,982	913
CP Seven Eleven PCL (A)	900,622	1,354
Electricity Generating (A)	40,800	202
Kasikornbank NVDR (A)	469,700	2,989
Kiatnakin Bank (A)	314,844	501
Krung Thai Bank (A)	4,045,650	2,612
Krung Thai Bank NVDR (A)	3,396,477	2,193
Land and Houses (A)	7,425,700	2,381
PTT	314,050	3,433
Siam Commercial Bank (A)	88,600	529

Description	Shares	Market Value ($ Thousands)

Siam Makro	43,688	$639
Thai Beverage (A)	919,068	299

		25,434

Turkey — 2.8%
Anadolu Efes Biracilik Ve Malt
Sanayii (A)	87,240	1,257
Arcelik (A)	23,695	156
Aselsan Elektronik Sanayi Ve Ticaret (A)	600,237	2,852
EIS Eczacibasi Ilac ve Sinai ve
Finansal Yatirimlar Sanayi ve Ticaret (A)	158,566	179
Emlak Konut Gayrimenkul Yatirim Ortakligi (A)(D)	1,249,500	2,197
Eregli Demir ve Celik Fabrikalari (A)	470,531	650
Ford Otomotiv Sanayi (A)	175,258	2,108
Koza Altin Isletmeleri (A)	42,603	1,030
Tekfen Holding (A)	486,463	1,980
Tofas Turk Otomobil Fabrikasi (A)	127,177	748
Tupras Turkiye Petrol Rafinerileri (A)	44,450	1,290
Turk Telekomunikasyon (A)	114,300	444
Turkcell Iletisim Hizmetleri *(A)	427,237	2,775
Turkcell Iletisim Hizmetleri ADR *	86,835	1,402
Turkiye Garanti Bankasi (A)	304,241	1,587
Turkiye Sise ve Cam Fabrikalari (A)	1,610,154	2,675
Ulker Biskuvi Sanayi	80,800	437
Yapi ve Kredi Bankasi (A)	846,812	2,483

		26,250

United Arab Emirates — 0.2%
Dragon Oil	196,263	1,771

United Kingdom — 1.3%
Afren *(A)	803,248	1,744
Anglo American ADR	72,740	1,135
BG Group (A)	67,265	1,123
Hikma Pharmaceuticals (A)	112,175	1,399
Old Mutual (A)	717,125	2,108
Petrofac (A)	62,754	1,678
SABMiller (A)	46,395	2,136
Tullow Oil (A)	58,222	1,215

		12,538

United States — 1.7%
Avon Products	210,300	3,020
Cognizant Technology Solutions, Cl A *	30,400	2,251
First Cash Financial Services	32,500	1,613
Freeport-McMoRan Copper & Gold	35,800	1,224
Samsonite International (A)	907,452	1,905
Southern Copper	19,469	737
Yahoo!	267,400	5,321

		16,071

Total Common Stock (Cost $764,124) ($ Thousands)		871,269

5	SEI Institutional International Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

December 31, 2012

Description	Shares/ Face Amount ($ Thousands)	Market Value ($ Thousands)

PREFERRED STOCK — 4.0%

Brazil — 4.0%
Banco do Estado do Rio Grandedo Sul	324,756	$2,460
Bradespar, Cl Preference	76,539	1,227
Centrais Eletricas Brasileiras ADR, Cl B	66,831	335
Cia Brasileira de Distribuicao
Grupo Pao de Acucar ADR	87,775	3,896
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Cl Preference	5,004	221
Cia de Bebidas das Americas	19,400	811
Cia de Bebidas das Americas ADR (B)	102,509	4,305
Cia Energetica de Minas Gerais	60,900	672
Itau Unibanco Holding	65,427	1,067
Itau Unibanco Holding ADR	142,360	2,343
Klabin	164,414	1,027
Marcopolo	343,000	2,161
Petroleo Brasileiro ADR, Cl A	275,994	5,327
Petroleo Brasileiro, Cl Preference	225,416	2,149
Vale, Cl A	136,314	2,721
Vale ADR, Cl B	317,667	6,449

Total Preferred Stock (Cost $34,228) ($ Thousands)		37,171

EXCHANGE TRADED FUNDS — 1.0%

United States — 1.0%
iPath MSCI India Index ETN	31,514	1,874
iShares MSCI Taiwan Index Fund	571,506	7,784

Total Exchange Traded Funds (Cost $9,565) ($ Thousands)		9,658

	Number Of Rights

RIGHTS — 0.0%

Chile — 0.0%
Banco de Chile, Expires 01/07/2013	27	—

Total Rights (Cost $—) ($ Thousands)		—

DEBENTURE BOND — 0.0%

Brazil — 0.0%
Vale, Ser 1997 0.000%, 09/30/2049 (F)	$8	—

Total Debenture Bond (Cost $—) ($ Thousands)		—

AFFILIATED PARTNERSHIP — 5.7%
SEI Liquidity Fund, L.P. 0.130%†**(G)	53,326,092	53,326

Total Affiliated Partnership (Cost $53,326) ($ Thousands)		53,326

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060%†**	5,691,328	$5,691

Total Cash Equivalent (Cost $5,691) ($ Thousands)		5,691

Total Investments — 104.3% (Cost $866,934) ($ Thousands)§		$977,115

Percentages are based on a Net Assets of $936,962 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2012.

†	Investment in Affiliated Security.

(A)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2012 was $571,236 ($ Thousands) and represented 61.0% of Net Assets.

(B)	This security or a partial position of this security is on loan at December 31, 2012. The total market value of securities on loan at December 31, 2012 was $51,105 ($ Thousands).

(C)	Securities considered illiquid. The total market value of such securities as of December 31, 2012 was $824 ($ Thousands) and represented 0.1% of Net Assets.

(D)	Real Estate Investment Trust.

(E)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(F)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2012.

(G)	This security was purchased with cash collateral received from securities lending. The total value of such securities as of December 31, 2012 was $53,326 ($ Thousands).

§	At December 31, 2012, the tax basis cost of the Fund’s investments was $866,934 ($ Thousands), and the unrealized appreciation and depreciation were $149,024 ($ Thousands) and ($38,843) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

L.P. — Limited Partnership

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

REIT — Real Estate Investment Trust

Ser — Series

The following is a summary of the inputs used as of December 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3 (1)	Total
Common Stock	$299,519	$571,236	$514	$871,269
Preferred Stock	37,171	—	—	37,171
Exchange Traded Funds	9,658	—	—	9,658
Debenture Bond	—	—	—	—
Rights	—	—	—	—
Affiliated Partnership	—	53,326	—	53,326
Cash Equivalent	5,691	—	—	5,691

Total Investments in Securities	$352,039	$624,562	$514	$977,115

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended December 31, 2012, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Level 1 and Level 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

6	SEI Institutional International Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

December 31, 2012

For the period ended December 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

7	SEI Institutional International Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

International Fixed Income Fund

December 31, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS — 91.6%

Australia — 2.1%
Australia & New Zealand Banking Group MTN
3.625%, 07/18/2022	EUR	300	$457
Commonwealth Bank of Australia MTN
3.000%, 05/03/2022	EUR	230	334
2.625%, 01/12/2017	EUR	245	347
Government of Australia
6.628%, 08/20/2015		100	188
6.000%, 02/15/2017		750	878
5.750%, 07/15/2022		700	876
4.250%, 07/21/2017		1,350	1,490
Government of Australia, Ser 25CI
3.281%, 09/20/2025		150	214
Government of Australia, Ser 124
5.750%, 05/15/2021		1,900	2,350
National Australia Bank MTN
2.625%, 01/13/2017	EUR	210	298
2.060%, 01/13/2023	EUR	220	287
New South Wales Treasury, Ser 13
5.250%, 05/01/2013		980	1,025
Queensland Treasury, Ser 17
6.000%, 09/14/2017		780	903
Suncorp-Metway
5.125%, 10/27/2014	GBP	235	402
Westpac Banking MTN
5.625%, 04/29/2018 (A)	GBP	240	394

			10,443

Austria — 1.3%
Republic of Austria
4.300%, 09/15/2017		1,420	2,193
3.900%, 07/15/2020		75	117
3.650%, 04/20/2022		290	447
3.200%, 02/20/2017		300	439
1.950%, 06/18/2019		1,900	2,639
Republic of Austria, Ser 97-6
6.250%, 07/15/2027		225	446

			6,281

Belgium — 3.4%
Anheuser-Busch InBev MTN
8.625%, 01/30/2017		200	344
2.875%, 09/25/2024		650	893
Kingdom of Belgium, Ser 44
5.000%, 03/28/2035		500	875
Kingdom of Belgium, Ser 47
3.250%, 09/28/2016		7,325	10,642
Kingdom of Belgium, Ser 48
4.000%, 03/28/2022		725	1,124
Kingdom of Belgium, Ser 49
4.000%, 03/28/2017		230	346
Kingdom of Belgium, Ser 50
4.000%, 03/28/2013		1,200	1,595
Kingdom of Belgium, Ser 58
3.750%, 09/28/2020		231	352
Kingdom of Belgium, Ser 65
4.250%, 09/28/2022		250	393

			16,564

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Brazil — 0.2%
Embraer
5.150%, 06/15/2022	USD	106	$116
Globo Comunicacao e Participacoes
5.307%, 05/11/2017 (B)(C)	USD	380	414
Petrobras International Finance
5.375%, 01/27/2021		250	282
Vale Overseas
4.375%, 01/11/2022	USD	314	335

			1,147

Canada — 4.8%
Bell Canada MTN
5.000%, 02/15/2017		270	298
Canada Housing Trust No. 1
4.100%, 12/15/2018		1,390	1,573
2.050%, 06/15/2017		2,470	2,527
CDP Financial
4.400%, 11/25/2019(B)	USD	850	978
Government of Canada
5.750%, 06/01/2033		1,300	2,027
5.000%, 06/01/2037		1,300	1,932
4.250%, 06/01/2018		715	823
3.500%, 06/01/2020		2,395	2,718
2.750%, 06/01/2022		800	869
2.250%, 08/01/2014		1,000	1,022
2.000%, 06/01/2016		1,425	1,465
1.500%, 09/01/2017		1,320	1,333
Province of British Columbia
3.250%, 12/18/2021		1,150	1,223
Province of Manitoba Canada
3.850%, 12/01/2021		710	785
Province of Ontario Canada
4.200%, 06/02/2020		710	799
3.150%, 06/02/2022		2,000	2,078
Royal Bank of Canada, Ser 2 MTN
4.625%, 01/22/2018	EUR	252	393
Toronto-Dominion Bank
2.200%, 07/29/2015(B)	USD	540	563
TransCanada PipeLines
2.500%, 08/01/2022	USD	300	301

			23,707

China — 0.1%
Baidu
2.250%, 11/28/2017	USD	200	201
Talent Yield Investments
4.500%, 04/25/2022 (B)	USD	310	337

			538

Czech Republic — 0.3%
Government of Czech Republic
4.600%, 08/18/2018		13,000	813
Government of Czech Republic, Ser 51
4.000%, 04/11/2017		8,050	481

			1,294

Denmark — 1.3%
Danske Bank
5.375%, 09/29/2021 (A)	GBP	170	270
3.500%, 04/16/2018	EUR	155	228
DONG Energy MTN
5.750%, 04/09/2040	GBP	200	384

1	SEI Institutional International Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

International Fixed Income Fund

December 31, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

FIH Erhvervsbank
2.000%, 06/12/2013 (B)	USD	625	$630
Kingdom of Denmark
4.500%, 11/15/2039		1,300	351
4.000%, 11/15/2017		8,915	1,860
3.125%, 03/17/2014	EUR	500	683
3.000%, 11/15/2021		10,800	2,220

			6,626

Finland — 1.2%
Elisa MTN
2.250%, 10/04/2019		300	404
Fortum MTN
2.250%, 09/06/2022		350	454
Government of Finland
4.375%, 07/04/2019		400	643
3.375%, 04/15/2020		2,550	3,899
Nordea Bank Finland MTN
2.375%, 07/17/2017		190	268
2.250%, 05/03/2019		170	239

			5,907

France — 5.4%
Arkema
3.850%, 04/30/2020		200	286
AXA MTN
5.250%, 04/16/2040 (A)		600	826
BNP Paribas MTN
4.730%, 04/12/2049 (A)		300	374
2.500%, 08/23/2019		350	480
2.375%, 09/14/2017	USD	445	451
BPCE SFH MTN
3.625%, 05/12/2016		100	144
2.750%, 02/16/2017		300	424
Carrefour MTN
1.875%, 12/19/2017		200	264
Cie de Financement Foncier MTN
4.625%, 09/23/2017		575	881
4.250%, 01/19/2022		300	465
2.500%, 09/16/2015 (B)	USD	800	829
Cie de St-Gobain MTN
6.000%, 05/20/2013		50	67
Credit Agricole Home Loan SFH MTN
3.500%, 07/21/2014		200	276
2.875%, 09/09/2016		300	425
Credit Logement
1.333%, 03/29/2049 (A)(D)		350	251
0.783%, 12/15/2049 (A)(D)		42	35
Dexia Credit Local MTN
2.625%, 01/21/2014		300	403
0.793%, 04/29/2014 (A)	USD	410	405
Dexia Municipal Agency MTN
4.500%, 04/27/2015		380	540
3.750%, 05/18/2016		225	321
EDF MTN
6.500%, 01/26/2019 (B)	USD	250	306
5.500%, 10/17/2041	GBP	100	178
4.125%, 03/25/2027		100	146
4.000%, 11/12/2025		150	218
Eutelsat
5.000%, 01/14/2019		200	309
French Treasury Note
1.000%, 07/25/2017		235	315

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

0.750%, 09/25/2014		400	$534
GDF Suez
1.625%, 10/10/2017 (B)	USD	246	246
Government of France
5.000%, 10/25/2016		1,760	2,722
4.750%, 04/25/2035		400	691
4.500%, 04/25/2041		1,060	1,801
4.250%, 10/25/2018		200	312
4.000%, 04/25/2018		860	1,321
3.000%, 10/25/2015		3,850	5,473
3.000%, 04/25/2022		555	801
HSBC France MTN
4.875%, 01/15/2014		250	344
Iliand
4.875%, 06/01/2016		300	425
RCI Banque
3.400%, 04/11/2014 (B)	USD	250	254
Societe Financement del’Economie Francaise
3.375%, 05/05/2014 (B)	USD	905	940
Societe Generale SFH MTN
3.250%, 06/06/2016		400	573
Societe Generale MTN
5.750%, 04/20/2016 (B)	USD	111	118
3.875%, 12/17/2015	GBP	100	170
Vivendi MTN
7.750%, 01/23/2014		250	353

			26,697

Germany — 12.9%
Bilfinger
2.375%, 12/07/2019		100	137
Bundesobligation
1.250%, 10/14/2016		200	275
Bundesobligation Inflation Linked Bond
2.250%, 04/15/2013		3,151	4,146
Bundesrepublik Deutschland
3.250%, 07/04/2021		2,925	4,532
3.000%, 07/04/2020		295	449
2.250%, 09/04/2020		120	174
2.000%, 01/04/2022		8,680	12,229
Bundesrepublik Deutschland, Ser 00
5.500%, 01/04/2031		340	685
Bundesrepublik Deutschland, Ser 03
4.750%, 07/04/2034		1,120	2,164
Bundesrepublik Deutschland, Ser 07
4.250%, 07/04/2039		985	1,861
4.000%, 01/04/2018		25	39
Bundesrepublik Deutschland, Ser 08
4.750%, 07/04/2040		25	51
4.250%, 07/04/2018		125	199
Bundesschatzanweisungen
1.750%, 06/14/2013		18,600	24,711
Deutsche Bank MTN
1.409%, 12/15/2015 (A)	GBP	280	437
Deutsche Postbank MTN
3.750%, 02/12/2014		800	1,096

2	SEI Institutional International Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

International Fixed Income Fund

December 31, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

FMS Wertmanagement
1.000%, 07/18/2017		1,000	$1,338
Hypothekenbank Frankfurt MTN
2.875%, 01/19/2016		160	225
K+S
5.000%, 09/24/2014		350	494
KFW MTN
4.375%, 07/04/2018		915	1,442
0.875%, 11/15/2013		1,625	2,157
Kreditanstalt fuer Wiederaufbau
4.750%, 08/12/2015	SEK	6,000	1,002
4.375%, 10/11/2013		1,050	1,430
3.875%, 01/21/2019		575	892
3.375%, 08/30/2017	CHF	370	464
Muenchener Rueckversicherungs MTN
6.250%, 05/26/2042 (A)		200	319
RWE
7.000%, 10/12/2072 (A)	USD	224	246
Volkswagen International Finance
1.625%, 08/12/2013 (B)	USD	800	806

			64,000

Indonesia — 0.1%
Pertamina Persero
6.000%, 05/03/2042 (B)	USD	380	429

Ireland — 0.4%
Bank of Ireland MTN
4.625%, 04/08/2013		195	257
4.000%, 01/28/2015		250	334
GE Capital UK Funding MTN
4.375%, 07/31/2019	GBP	810	1,431

			2,022

Italy — 5.5%
Edison MTN
3.875%, 11/10/2017		600	860
Enel Finance International MTN
4.875%, 03/11/2020		100	142
3.875%, 10/07/2014 (B)	USD	350	360
Intesa Sanpaolo MTN
4.875%, 07/10/2015		300	418
4.375%, 10/15/2019		200	271
4.000%, 11/09/2017		368	502
Italy Buoni Poliennali Del Tesoro
6.500%, 11/01/2027		500	766
6.000%, 05/01/2031		500	734
5.000%, 03/01/2022		1,500	2,081
5.000%, 09/01/2040		1,755	2,313
4.750%, 09/01/2021		3,250	4,464
4.750%, 05/01/2017		900	1,264
4.500%, 03/01/2019		400	552
4.250%, 02/01/2015		2,325	3,197
3.500%, 06/01/2014		1,150	1,550
3.500%, 11/01/2017		2,550	3,393
Italy Buoni Poliennali Del Tesoro Inflation Linked Bond
2.100%, 09/15/2021		1,450	1,807
2.100%, 09/15/2016		743	992
Telecom Italia MTN
6.375%, 06/24/2019	GBP	100	175
UniCredit MTN
6.950%, 10/31/2022		100	137

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

6.950%, 10/31/2022		250	$343
6.375%, 10/16/2018 (A)	GBP	100	152
4.000%, 01/31/2018		190	270
Unione di Banche Italiane MTN
4.500%, 02/22/2016		200	279

			27,022

Japan — 20.7%
Government of Japan 5 Year Bond, Ser 79
0.700%, 12/20/2013		447,300	5,203
Government of Japan 5 Year Bond, Ser 95
0.600%, 03/20/2016		398,950	4,688
Government of Japan 10 Year Bond, Ser 275
1.400%, 12/20/2015		626,600	7,525
Government of Japan 10 Year Bond, Ser 284
1.700%, 12/20/2016		100,000	1,228
Government of Japan 10 Year Bond, Ser 288
1.700%, 09/20/2017		1,437,950	17,823
Government of Japan 10 Year Bond, Ser 298
1.300%, 12/20/2018		296,350	3,638
Government of Japan 10 Year Bond, Ser 301
1.500%, 06/20/2019		235,300	2,923
Government of Japan 10 Year Bond, Ser 303
1.400%, 09/20/2019		104,500	1,290
Government of Japan 10 Year Bond, Ser 308
1.300%, 06/20/2020		1,016,000	12,464
Government of Japan 10 Year Bond, Ser 316
1.100%, 06/20/2021		240,550	2,894
Government of Japan 10 Year Bond, Ser 318
1.000%, 09/20/2021		143,000	1,706
Government of Japan 10 Year Bond, Ser 321
1.000%, 03/20/2022		12,000	142
Government of Japan 20 Year Bond
1.700%, 09/20/2032		34,850	400
Government of Japan 20 Year Bond, Ser 48
2.500%, 12/21/2020		629,450	8,385
Government of Japan 20 Year Bond, Ser 55
2.000%, 03/21/2022		257,000	3,315
Government of Japan 20 Year Bond, Ser 99
2.100%, 12/20/2027		538,250	6,851
Government of Japan 20 Year Bond, Ser 106
2.200%, 09/20/2028		67,150	861
Government of Japan 20 Year Bond, Ser 112
2.100%, 06/20/2029		910,000	11,434

3	SEI Institutional International Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

International Fixed Income Fund

December 31, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Government of Japan 20 Year Bond, Ser 128
1.900%, 06/20/2031		15,000	$180
Government of Japan 30 Year Bond, Ser 29
2.400%, 09/20/2038		103,250	1,317
Government of Japan 30 Year Bond, Ser 30
2.300%, 03/20/2039		283,100	3,541
Government of Japan 30 Year Bond, Ser 33
2.000%, 09/20/2040		167,000	1,958
Government of Japan 30 Year Bond, Ser 34
2.200%, 03/20/2041		30,000	367
Government of Japan 30 Year Bond, Ser 36
2.000%, 03/20/2042		10,000	117
Government of Japan 40 Year Bond
2.000%, 03/20/2052		80,000	896
Japan Finance Organization for Municipalities
4.500%, 05/27/2014	EUR	450	625
ORIX
4.710%, 04/27/2015	USD	135	145

			101,916

Jersey — 0.2%
BAA Funding MTN
7.125%, 02/14/2024		150	294
Gatwick Funding MTN
5.750%, 01/23/2037		250	459

			753

Malaysia — 0.2%
Government of Malaysia
5.734%, 07/30/2019		900	335
Petronas Capital
5.250%, 08/12/2019 (B)	USD	410	486

			821

Mexico — 1.0%
America Movil
3.000%, 07/12/2021	EUR	225	312
Mexican Bonos
9.000%, 06/20/2013		29,500	2,318
Mexican Bonos, Ser M10
7.750%, 12/14/2017		27,639	2,369

			4,999

Netherlands — 3.7%
ABN Amro Bank MTN
4.875%, 01/16/2019	GBP	200	365
3.750%, 07/15/2014		750	1,040
Akzo Nobel MTN
8.000%, 04/06/2016	GBP	205	394
Alliander MTN
2.875%, 06/14/2024		200	275
Allianz Finance II MTN
3.500%, 02/14/2022		300	440
BMW Finance MTN
3.375%, 12/14/2018	GBP	250	432

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Daimler International Finance BV MTN
7.875%, 01/16/2014		575	$814
Deutsche Telekom International Finance BV
8.875%, 11/27/2028	GBP	160	401
Diageo Capital MTN
5.500%, 07/01/2013		550	743
E.ON International Finance
5.800%, 04/30/2018 (B)	USD	150	182
EDP Finance BV MTN
5.750%, 09/21/2017		200	283
ING Bank MTN
3.375%, 03/23/2017		125	182
0.987%, 05/23/2016 (A)	USD	450	423
Kingdom of Netherlands
4.500%, 07/15/2017		500	779
4.000%, 07/15/2018		185	287
4.000%, 01/15/2037		300	526
3.500%, 07/15/2020		485	749
2.250%, 07/15/2022		4,965	6,983
Koninklijke KPN
3.250%, 02/01/2021		200	264
Linde Finance MTN
3.875%, 06/01/2021		450	687
Petrobras Global Finance BV
4.250%, 10/02/2023		153	212
RWE Finance MTN
5.000%, 02/10/2015		500	717
Shell International Finance
2.250%, 01/06/2023	USD	825	815
UPCB Finance
7.625%, 01/15/2020		250	363

			18,356

New Zealand — 0.3%
Government of New Zealand
5.500%, 04/15/2023		1,650	1,589

Norway — 0.5%
DnB Bank MTN
4.750%, 03/08/2022 (A)	EUR	120	173
DnB Boligkreditt MTN
2.750%, 04/20/2015	EUR	625	867
2.375%, 04/11/2017	EUR	224	315
Eksportfinans
2.375%, 05/25/2016	USD	200	191
2.000%, 09/15/2015	USD	20	19
Government of Norway
4.500%, 05/22/2019		1,150	241
Sparebank 1 Boligkreditt MTN
2.375%, 11/22/2016	EUR	170	238
Yara International
7.875%, 06/11/2019 (B)	USD	185	238

			2,282

Poland — 0.2%
Republic of Poland MTN
5.125%, 04/21/2021	USD	135	160
3.375%, 07/09/2024	EUR	350	475
Republic of Poland, Ser 1019
5.500%, 10/25/2019		1,475	539

4	SEI Institutional International Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

International Fixed Income Fund

December 31, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Republic of Poland, Ser E MTN
4.200%, 04/15/2020	EUR	60	$90

			1,264

Portugal — 0.1%
Portugal Obrigacoes do Tesouro OT
4.350%, 10/16/2017		220	279

Qatar — 0.1%
State of Qatar
4.500%, 01/20/2022 (B)	USD	390	448

Romania — 0.1%
Government of Romania
6.500%, 06/18/2018	EUR	170	254

Russia — 0.3%
Gazprom Via Gaz Capital MTN
6.580%, 10/31/2013	GBP	240	402
3.755%, 03/15/2017	EUR	400	560
Russian Agricultural Bank Via RSHB Capital
7.750%, 05/29/2018 (B)	USD	335	399
Severstal OAO Via Steel Capital
5.900%, 10/17/2022 (B)	USD	310	314

			1,675

Singapore — 0.8%
Government of Singapore
4.000%, 09/01/2018		495	483
3.125%, 09/01/2022		2,805	2,678
2.375%, 04/01/2017		425	378
Temasek Financial I
2.375%, 01/23/2023 (B)	USD	495	487

			4,026

South Africa — 0.2%
Republic of South Africa
10.500%, 12/21/2026		1,000	151
Republic of South Africa, Ser R203
8.250%, 09/15/2017		6,600	856

			1,007

South Korea — 0.6%
Korea National Oil
3.125%, 04/03/2017 (B)	USD	540	566
Korea Treasury Bond
4.250%, 06/10/2021		1,009,870	1,019
3.500%, 09/10/2016		1,380,800	1,315

			2,900

Spain — 2.6%
Banco Bilbao Vizcaya Argentaria
4.125%, 01/13/2014		150	201
Banco Popular Espanol
4.000%, 10/18/2016		100	131
Banco Santander
4.625%, 01/20/2016		300	416
Bankia MTN
5.750%, 06/29/2016		400	528
4.250%, 05/25/2018		150	180
CaixaBank
5.125%, 04/27/2016		200	276

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Government of Spain
5.850%, 01/31/2022		150	$206
5.500%, 04/30/2021		1,720	2,320
4.850%, 10/31/2020		700	913
4.750%, 07/30/2014		925	1,254
4.700%, 07/30/2041		995	1,118
4.600%, 07/30/2019		155	204
4.200%, 01/31/2037		190	200
4.000%, 04/30/2020		555	695
3.800%, 01/31/2017		420	551
3.300%, 10/31/2014		475	630
Instituto de Credito Oficial MTN
2.375%, 03/04/2013 (B)	USD	200	200
Santander International Debt SAU MTN
4.625%, 03/21/2016		700	963
Santander Issuances, Ser 24
7.300%, 07/27/2019 (A)	GBP	400	651
Telefonica Emisiones MTN
5.811%, 09/05/2017		300	448
5.597%, 03/12/2020	GBP	100	170
4.375%, 02/02/2016		375	526
Telefonica Emisiones SAU MTN
4.710%, 01/20/2020		200	286

			13,067

Supra-National — 0.3%
European Investment Bank MTN
2.750%, 09/15/2021		1,000	1,444

Sweden — 1.3%
Akzo Nobel Sweden Finance MTN
2.625%, 07/27/2022	EUR	150	198
Kingdom of Sweden
3.500%, 06/01/2022		1,100	198
Kingdom of Sweden, Ser 1041
6.750%, 05/05/2014		5,970	990
Kingdom of Sweden, Ser 1049
4.500%, 08/12/2015		5,050	849
Kingdom of Sweden, Ser 1051
3.750%, 08/12/2017		4,870	841
Kommuninvest I Sverige, Ser 1508 MTN
2.750%, 08/12/2015		5,300	843
Nordea Bank MTN
4.500%, 05/12/2014	EUR	100	139
4.000%, 03/29/2021	EUR	255	361
Skandinaviska Enskilda Banken MTN
4.000%, 09/12/2022 (A)	EUR	190	265
Stadshypotek MTN
3.750%, 12/12/2013	EUR	350	477
Swedbank Hypotek
3.625%, 10/05/2016	EUR	250	366
Swedbank MTN
7.375%, 06/26/2018 (A)	EUR	150	203
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	USD	465	483

			6,213

Switzerland — 1.0%
Credit Suisse MTN
4.750%, 08/05/2019	EUR	400	627

5	SEI Institutional International Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

International Fixed Income Fund

December 31, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Glencore Finance Europe
7.125%, 04/23/2015	EUR	300	$446
5.500%, 04/03/2022	GBP	240	424
4.125%, 04/03/2018	EUR	300	428
Government of Switzerland
2.000%, 04/28/2021		1,070	1,329
Novartis Finance MTN
4.250%, 06/15/2016	EUR	375	555
UBS
6.625%, 04/11/2018	GBP	150	296
6.375%, 07/20/2016	GBP	160	301
5.875%, 12/20/2017	USD	425	506
4.280%, 04/29/2049 (A)	EUR	200	252

			5,164

Turkey — 0.3%
Republic of Turkey
9.000%, 01/27/2016		2,750	1,661

United Arab Emirates — 0.2%
Abu Dhabi National Energy
3.625%, 01/12/2023 (B)	USD	400	412
IPIC GMTN MTN
6.875%, 03/14/2026	GBP	100	207
5.875%, 03/14/2021	EUR	125	201

			820

United Kingdom — 11.9%
Abbey National Treasury Services MTN
5.500%, 06/18/2014		775	1,323
5.250%, 02/16/2029		450	900
5.125%, 04/14/2021		300	577
4.250%, 04/12/2021	EUR	350	547
3.625%, 09/08/2016	EUR	300	434
3.375%, 06/08/2015	EUR	500	701
Anglian Water Services Financing, Ser A5 MTN
6.293%, 07/30/2030		500	1,053
Aviva MTN
6.875%, 05/22/2038 (A)	EUR	195	279
Bank of Scotland MTN
4.750%, 06/08/2022	EUR	290	474
4.625%, 06/08/2017	EUR	275	420
Barclays Bank MTN
6.750%, 01/16/2023 (A)		350	612
5.000%, 09/22/2016	USD	125	140
4.500%, 03/04/2019 (A)	EUR	125	166
4.250%, 01/12/2022		400	738
4.000%, 01/20/2017	EUR	200	293
BAT International Finance MTN
7.250%, 03/12/2024		250	550
5.375%, 06/29/2017	EUR	425	662
Bishopsgate Asset Finance
4.808%, 08/14/2044		192	305
BP Capital Markets
3.830%, 10/06/2017	EUR	350	520
2.994%, 02/18/2019	EUR	300	429
2.500%, 11/06/2022		400	396
British American Tobacco Holdings MTN
4.000%, 07/07/2020		100	151
British Telecommunications
6.375%, 06/23/2037		120	241

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

5.750%, 12/07/2028		411	$792
Centrica MTN
4.375%, 03/13/2029		300	524
4.250%, 09/12/2044		200	315
Coventry Building Society MTN
4.625%, 04/19/2018		230	426
2.250%, 12/04/2017	EUR	150	201
Direct Line Insurance Group
9.250%, 04/27/2042 (A)		100	191
Eastern Power Networks MTN
6.250%, 11/12/2036		160	324
4.750%, 09/30/2021		100	181
ENW Finance MTN
6.125%, 07/21/2021		350	682
Eversholt Funding MTN
5.831%, 12/02/2020		100	191
Experian Finance MTN
4.750%, 11/23/2018		300	546
FCE Bank MTN
5.125%, 11/16/2015		200	350
4.825%, 02/15/2017		200	351
First Group PLC
5.250%, 11/29/2022		450	735
First Hydro Finance
9.000%, 07/31/2021		220	433
G4S International Finance MTN
2.625%, 12/06/2018	EUR	100	132
Great Rolling Stock MTN
6.250%, 07/27/2020		300	583
HJ Heinz Finance UK
6.250%, 02/18/2030		115	228
HSBC Bank
3.100%, 05/24/2016 (B)	USD	261	276
HSBC Holdings MTN
9.875%, 04/08/2018 (A)		80	133
6.500%, 05/20/2024		250	528
4.000%, 03/30/2022	USD	145	159
Imperial Tobacco Finance MTN
8.375%, 02/17/2016	EUR	75	120
7.750%, 06/24/2019		600	1,251
7.250%, 09/15/2014	EUR	150	218
InterContinental Hotels Group MTN
3.875%, 11/28/2022		100	164
Legal & General Group MTN
4.000%, 06/08/2025 (A)	EUR	200	262
Lloyds TSB Bank
4.200%, 03/28/2017	USD	380	421
Marks & Spencer MTN
6.125%, 12/02/2019		100	186
Mondi Finance MTN
3.375%, 09/28/2020	EUR	250	339
Motability Operations Group MTN
3.750%, 11/29/2017	EUR	300	439
National Westminster Bank
6.500%, 09/07/2021		220	377
Nationwide Building Society
3.125%, 10/13/2016	EUR	175	252
Network Rail Infrastructure Finance MTN
4.400%, 03/06/2016	CAD	690	737

6	SEI Institutional International Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

International Fixed Income Fund

December 31, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Northern Rock
5.625%, 06/22/2017 (B)	USD	1,750	$2,033
Northumbrian Water Finance
6.000%, 10/11/2017		500	952
Rolls-Royce
6.750%, 04/30/2019		100	204
Royal Bank of Scotland
5.750%, 05/21/2014	EUR	600	842
5.125%, 01/13/2024		400	783
Severn Trent Utilities Finance
6.250%, 06/07/2029		350	731
SP Manweb MTN
4.875%, 09/20/2027		300	516
SSE MTN
5.750%, 02/05/2014		245	417
Tesco
6.052%, 10/13/2039		337	638
Thames Water Utilities Cayman Finance MTN
6.125%, 02/04/2013	EUR	200	265
United Kingdom Gilt
4.500%, 12/07/2042		1,700	3,523
4.250%, 06/07/2032		265	532
4.250%, 12/07/2049		25	50
4.250%, 12/07/2055		175	354
1.750%, 09/07/2022		600	970
1.000%, 09/07/2017		1,800	2,946
United Kingdom Treasury
4.750%, 12/07/2038		956	2,050
4.750%, 12/07/2030		1,250	2,664
4.250%, 03/07/2036		550	1,095
4.250%, 09/07/2039		885	1,756
4.250%, 12/07/2040		285	565
4.250%, 12/07/2046		385	767
4.000%, 03/07/2022		365	711
2.250%, 03/07/2014		795	1,321
2.000%, 01/22/2016		533	906
1.750%, 01/22/2017		1,670	2,830
United Kingdom Treasury, Ser 2002
5.000%, 09/07/2014		200	351
Virgin Media Secured Finance
7.000%, 01/15/2018		180	317
Wales & West Utilities Finance MTN
6.750%, 12/17/2036 (A)		200	381
Western Power Distribution South West
5.750%, 03/23/2040		200	380
Westfield UK & Europe Finance MTN
4.250%, 07/11/2022		300	516
William Hill
7.125%, 11/11/2016		100	179
WPP MTN
6.625%, 05/12/2016	EUR	225	347
Yorkshire Power Finance
7.250%, 08/04/2028		208	454
Yorkshire Water Services Bradford Finance
6.375%, 08/19/2039		100	214

			58,518

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

United States — 6.0%
Aetna
2.750%, 11/15/2022		165	$164
Alcoa
5.400%, 04/15/2021		215	224
Altria Group
4.750%, 05/05/2021		180	204
4.250%, 08/09/2042		265	257
American International Group
8.175%, 05/15/2058 (A)		240	313
6.765%, 11/15/2017	GBP	150	287
AT&T
5.875%, 04/28/2017	GBP	200	377
4.875%, 06/01/2044	GBP	430	732
4.450%, 05/15/2021		525	606
3.550%, 12/17/2032		200	275
Bank of America MTN
5.650%, 05/01/2018		350	407
Bank of America, Ser E MTN
5.125%, 09/26/2014	EUR	1,700	2,392
Bristol-Myers Squibb
2.000%, 08/01/2022		670	649
CCO Holdings
8.125%, 04/30/2020		90	101
Chevron
2.355%, 12/05/2022		810	811
Citigroup
5.875%, 01/30/2042		75	93
5.000%, 08/02/2019		230	356
4.500%, 01/14/2022		60	67
4.450%, 01/10/2017		550	609
4.250%, 02/25/2030 (A)	EUR	1,400	1,688
Comcast Cable Communications Holdings
8.375%, 03/15/2013		750	762
ConocoPhillips
1.050%, 12/15/2017		345	344
DIRECTV Holdings
4.375%, 09/14/2029	GBP	300	490
3.800%, 03/15/2022		310	320
General Electric
2.700%, 10/09/2022		320	326
General Electric Capital MTN
5.500%, 01/08/2020		305	361
5.300%, 02/11/2021		205	238
4.625%, 01/07/2021		750	851
Goldman Sachs Group
6.375%, 05/02/2018	EUR	400	635
5.750%, 01/24/2022		120	142
4.375%, 03/16/2017	EUR	350	505
Ingersoll-Rand Global Holding
9.500%, 04/15/2014		213	236
International Business Machines MTN
1.375%, 11/19/2019		250	327
JPMorgan Chase
4.500%, 01/24/2022		200	226
2.750%, 08/24/2022	EUR	700	953
0.611%, 10/12/2015 (A)	EUR	350	448
JPMorgan Chase Bank
0.871%, 05/31/2017 (A)	EUR	1,250	1,596

7	SEI Institutional International Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

International Fixed Income Fund

December 31, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Kroger
3.400%, 04/15/2022		36	$37
Macy’s Retail Holdings
3.875%, 01/15/2022		190	202
Merrill Lynch MTN
0.733%, 09/14/2018 (A)	EUR	375	431
Metropolitan Life Global Funding I MTN
4.625%, 05/16/2017	EUR	200	303
Mondelez International
7.000%, 08/11/2037		200	278
5.375%, 02/10/2020		400	483
2.625%, 05/08/2013		625	629
Morgan Stanley MTN
5.625%, 09/23/2019		175	198
5.375%, 08/10/2020	EUR	150	225
3.750%, 09/21/2017	EUR	350	491
Nabors Industries
9.250%, 01/15/2019		221	292
NBCUniversal Media
4.375%, 04/01/2021		375	421
News America
4.500%, 02/15/2021		210	240
Noble Holding International
4.900%, 08/01/2020		25	28
Omnicom Group
3.625%, 05/01/2022		130	135
Owens Corning
6.500%, 12/01/2016		145	163
Philip Morris International
2.900%, 11/15/2021		325	338
2.875%, 05/30/2024	EUR	100	137
2.125%, 05/30/2019	EUR	100	136
PNC Funding
5.125%, 02/08/2020		300	357
3.300%, 03/08/2022		150	158
Principal Financial Group
1.850%, 11/15/2017		175	176
Proctor and Gamble
2.000%, 08/16/2022	EUR	200	264
Prudential Financial
5.625%, 06/15/2043 (A)		250	259
Rabobank Capital Funding Trust IV
5.556%, 12/31/2019 (A)	GBP	153	250
Republic Services
4.750%, 05/15/2023		155	176
Reynolds American
3.250%, 11/01/2022		361	363
Ryder System MTN
5.850%, 11/01/2016		116	131
SABMiller Holdings MTN
1.875%, 01/20/2020		200	264
Time Warner Cable
6.200%, 07/01/2013		750	771
5.850%, 05/01/2017		286	338
Transocean
2.500%, 10/15/2017		173	175
United Technologies
1.800%, 06/01/2017		201	207
WellPoint
4.650%, 01/15/2043		110	115

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Wells Fargo MTN
4.600%, 04/01/2021		75	$86
3.500%, 03/08/2022		235	251
2.625%, 08/16/2022	EUR	400	545
Williams
3.700%, 01/15/2023		259	261

			29,686

Total Global Bonds (Cost $431,376) ($ Thousands)			451,819

MORTGAGE-BACKED SECURITIES — 3.5%

Non-Agency Mortgage-Backed Obligation — 3.5%
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-6
5.363%, 09/10/2047 (A)		140	156
BB-UBS Trust, Ser 2012-SHOW, Cl A
3.430%, 11/05/2036 (B)		100	103
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-6, Cl 3A
5.472%, 09/25/2034 (A)		181	178
Bear Stearns Commercial Mortgage Securities, Ser 2004- PWR6, Cl A6
4.825%, 11/11/2041		575	615
Bear Stearns Commercial Mortgage Securities, Ser 2005- PWR8
4.674%, 06/11/2041		50	54
Bear Stearns Commercial Mortgage Securities, Ser 2005- T18, Cl A4
4.933%, 02/13/2042 (A)		135	146
Bear Stearns Commercial Mortgage Securities, Ser 2006- PW11, Cl A4
5.619%, 03/11/2039 (A)		450	508
Bear Stearns Commercial Mortgage Securities, Ser 2006- T22, Cl A4
5.755%, 04/12/2038 (A)		125	142
Bear Stearns Commercial Mortgage Securities, Ser 2006- T24, Cl A4
5.537%, 10/12/2041		400	461
Bear Stearns Commercial Mortgage Securities, Ser 2007- PW16, Cl A4
5.907%, 06/11/2040 (A)		241	285
Bear Stearns Commercial Mortgage Securities, Ser PW10, Cl A4
5.405%, 12/11/2040 (A)		55	61
Canary Wharf Finance, Ser II, Cl C2
1.079%, 10/22/2037 (A)(D)		200	221
CD Commercial Mortgage Trust, Ser 2005-CD1
5.390%, 07/15/2044 (A)		75	83

8	SEI Institutional International Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

International Fixed Income Fund

December 31, 2012

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Citigroup Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.888%, 12/10/2049 (A)	1,140	$1,343
Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
6.262%, 12/10/2049 (A)	405	489
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 1A4
2.738%, 05/25/2035 (A)	865	827
Citigroup, Ser 2007-CD4, Cl A4
5.322%, 12/11/2049	125	143
Commercial Mortgage Pass- Through Certificates, Ser 2012- CR3, Cl E
4.928%, 11/15/2045 (A)(B)	115	103
Commercial Mortgage Pass- Through Certificates, Ser 2012- CR5, Cl A4
2.771%, 12/10/2045	65	66
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/2039	1,265	1,436
CW Capital Cobalt, Ser 2006-C1, Cl A4
5.223%, 08/15/2048	140	159
Eddystone Finance, Ser 2006-1, Cl A2
0.741%, 04/19/2021 (A)(D)	150	227
FHLMC, Ser K501-X1A, IO
1.879%, 08/25/2016 (A)(D)	332	16
Fosse Master Issuer, Ser 2011- 1X, Cl A3
1.932%, 10/18/2054 (A)	270	443
Granite Master Issuer, Ser 2005- 1, Cl A5
0.290%, 12/20/2054 (A)(D)	168	218
Granite Master Issuer, Ser 2006- 2, Cl A5
0.310%, 12/20/2054 (A)(D)	330	429
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl A4
6.064%, 07/10/2038 (A)	50	57
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl A4
5.444%, 03/10/2039	250	288
GS Mortgage Securities II, Ser 2005-ROCK, Cl A
5.366%, 05/03/2032 (B)	50	61
GS Mortgage Securities II, Ser 2012-ALOH
3.551%, 04/10/2034 (B)	181	195
GS Mortgage Securities II, Ser 2012-GCJ7, Cl A4
3.377%, 05/10/2045	60	65
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A3
2.773%, 11/10/2045	125	128
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 4A1
5.064%, 01/25/2035 (A)	237	236

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2004- CB9, Cl A4
5.771%, 06/12/2041 (A)	110	$117
JPMorgan Chase Commercial Mortgage Securities, Ser 2005- CB13, Cl A4
5.465%, 01/12/2043 (A)	75	83
JPMorgan Chase Commercial Mortgage Securities, Ser 2007- CB18, Cl A4
5.440%, 06/12/2047	880	1,013
JPMorgan Chase Commercial Mortgage Securities, Ser 2012- C8, Cl E
4.826%, 10/15/2045 (A)(B)	100	88
JPMorgan Chase Commercial Mortgage Securities, Ser 2012- LC9, Cl A5
2.840%, 12/15/2047	185	190
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 3A1
4.918%, 12/25/2034 (A)	196	199
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl A4
5.197%, 11/15/2030 (A)	120	133
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl A2
6.325%, 04/15/2041 (A)	11	13
LB-UBS Commercial Mortgage Trust, Ser C2, Cl A3
5.430%, 02/15/2040	465	534
Merrill Lynch Mortgage Trust, Ser 2005-CIP1
5.047%, 07/12/2038 (A)	125	138
Merrill Lynch Mortgage Trust, Ser 2005-CKI1
5.438%, 11/12/2037 (A)	125	139
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl A4
5.291%, 01/12/2044 (A)	370	413
Merrill Lynch Mortgage Trust, Ser 2008-C1, Cl A4
5.690%, 02/12/2051	200	237
Merrill Lynch, Ser 2007-7, Cl A4
5.737%, 06/12/2050 (A)	285	326
Morgan Stanley Capital I Trust, Ser 2005-T19, Cl A4A
4.890%, 06/12/2047	75	82
Morgan Stanley Capital I Trust, Ser 2006-T21, Cl A4
5.162%, 10/12/2052 (A)	175	194
Morgan Stanley Re-REMIC Trust, Ser 2010-GG10, Cl A4A
5.983%, 08/15/2045 (A)(B)	100	117
Silverstone Master Issuer, Ser 2009-1, Cl A2
2.225%, 01/21/2055 (A)	300	497
Storm, Ser 2006-1, Cl A2
0.315%, 04/22/2048 (A)	1,036	1,365
Storm, Ser 2011-4, Cl A1
1.658%, 10/22/2053 (A)	684	910

9	SEI Institutional International Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

International Fixed Income Fund

December 31, 2012

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	170	$184
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A4
3.091%, 08/10/2049	125	131
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl D
5.123%, 08/10/2049 (A)(B)	115	104
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C20
5.118%, 07/15/2042 (A)	75	82
Wells Fargo Commercial Mortgage Trust, Ser LC5, Cl D
4.939%, 10/15/2045 (A)(B)	41	37
WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl A4
4.869%, 02/15/2044 (A)(B)	50	59
WFRBS Commercial Mortgage Trust, Ser 2011-C4, Cl A4
4.902%, 06/15/2044 (A)(B)	75	89
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl A3
2.875%, 12/15/2045	130	134

Total Mortgage-Backed Securities (Cost $16,916) ($ Thousands)		17,550

CORPORATE OBLIGATIONS — 2.0%

United States — 2.0%
AbbVie
4.400%, 11/06/2042 (B)	90	96
2.900%, 11/06/2022 (B)	255	260
1.750%, 11/06/2017 (B)	49	50
American Express Credit MTN
2.750%, 09/15/2015	400	419
Anadarko Petroleum
6.375%, 09/15/2017	330	394
Ball
5.000%, 03/15/2022	230	246
Bank of America MTN
5.000%, 05/13/2021	175	200
BE Aerospace
5.250%, 04/01/2022	230	244
CBS
4.300%, 02/15/2021	300	331
Cimarex Energy
5.875%, 05/01/2022	116	127
CMS Energy
5.050%, 03/15/2022	140	156
CNA Financial
7.250%, 11/15/2023	110	139
6.500%, 08/15/2016	40	46
Daimler Finance North America
1.677%, 07/11/2013 (A)(B)	400	402
Duke Realty
6.750%, 03/15/2020 (E)	140	169
Enterprise Products Operating
5.950%, 02/01/2041	100	121

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

EQT
8.125%, 06/01/2019	215	$266
General Electric Capital MTN
5.550%, 05/04/2020	45	53
2.375%, 06/30/2015	150	155
Goldman Sachs Group
6.000%, 06/15/2020	45	53
Humana
7.200%, 06/15/2018	280	345
Laboratory Corp of America Holdings
2.200%, 08/23/2017	41	42
Lincoln National
8.750%, 07/01/2019	128	171
Lorillard Tobacco
8.125%, 06/23/2019	75	96
6.875%, 05/01/2020	375	457
McGraw-Hill
5.900%, 11/15/2017	325	378
Morgan Stanley
3.450%, 11/02/2015	125	130
Motorola Solutions
7.500%, 05/15/2025	85	107
Nisource Finance
6.800%, 01/15/2019	235	288
Nissan Motor
3.250%, 01/30/2013 (B)	430	431
Noble Energy
8.250%, 03/01/2019	250	328
PNC Bank
2.700%, 11/01/2022	445	445
Prudential Financial MTN
6.100%, 06/15/2017	125	147
Ryder System MTN
7.200%, 09/01/2015	108	124
SABMiller Holdings
3.750%, 01/15/2022 (B)	400	432
SLM MTN
5.050%, 11/14/2014	155	163
Time Warner
4.875%, 03/15/2020	150	175
Time Warner Cable
7.500%, 04/01/2014	385	417
Union Electric
6.700%, 02/01/2019	45	57
UnitedHealth Group
2.750%, 02/15/2023	120	121
Viacom
6.125%, 10/05/2017	325	389
Wachovia Capital Trust III
5.570%, 12/31/2049 (A)	385	383
Wynn Las Vegas
5.375%, 03/15/2022	235	250

Total Corporate Obligations (Cost $8,960) ($ Thousands)		9,803

U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Notes
2.000%, 02/15/2022	1,175	1,215

10	SEI Institutional International Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

International Fixed Income Fund

December 31, 2012

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

U.S. Treasury Bonds
4.375%, 11/15/2039	20	$26
4.375%, 05/15/2041	205	267
3.875%, 08/15/2040	5	6

Total U.S. Treasury Obligations (Cost $1,442) ($ Thousands)		1,514

ASSET-BACKED SECURITIES — 0.2%

Automotive — 0.2%
Auto Compartiment, Ser 2007-1, Cl A
0.300%, 02/25/2019 (A)	53	70
Bank of America Auto Trust 2012-1, Ser 2012-1, Cl A2
0.590%, 11/17/2014	742	742

		812

Other Asset-Backed Securities — 0.0%
Santander Consumer Finance, Ser 2007-1, Cl A
0.394%, 09/20/2022 (D)	31	41

Total Asset-Backed Securities (Cost $851) ($ Thousands)		853

MUNICIPAL BOND — 0.0%
State of Illinois, GO
5.877%, 03/01/19	45	52

Total Municipal Bond (Cost $45) ($ Thousands)		52

Total Investments — 97.6% (Cost $459,590) ($ Thousands)§		$481,591

A list of the open futures contracts held by the Fund at December 31, 2012, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Appreciation (Depreciation) (Unrealized $ Thousands)
Australian 10-Year Bond	2	Mar-2013	$—
Australian 3-Year Bond	13	Mar-2013	1
Canadian 10-Year Bond	5	Mar-2013	(1)
Euro-Bobl	51	Mar-2013	50
Euro-BTP	(1)	Mar-2013	—
Euro-Bund	70	Mar-2013	97
Euro-Buxl 30 Year Bond	6	Mar-2013	25
Euro-Schatz	19	Mar-2013	3
FIN FUT EUR	6	Mar-2013	5
Japanese 10-Year Bond	5	Mar-2013	(57)
Long Gilt 10-Year Bond	(2)	Mar-2013	—
U.S. 10-Year Treasury Note	(260)	Mar-2013	137
U.S. 2-Year Treasury Note	(30)	Mar-2013	(2)
U.S. 5-Year Treasury Note	(83)	Mar-2013	11
U.S. Long Treasury Bond	(10)	Mar-2013	12
U.S. Ultra Long Treasury Bond	(6)	Mar-2013	18

			$299

For the period ended December 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

A list of the open forward foreign currency contracts held by the Fund at December 31, 2012, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
01/04/2013	USD	2,040	DKK	11,512	$(6)
01/04/2013-01/15/2013	USD	2,885	AUD	2,780	1
01/04/2013-01/15/2013	USD	967	KRW	1,046,810	11
01/04/2013-01/15/2013	USD	3,470	MXP	44,814	(21)
01/04/2013-01/15/2013	USD	1,473	NZD	1,775	(8)
01/04/2013-01/15/2013	USD	2,588	SEK	17,116	43
01/04/2013-01/17/2013	USD	115,795	EUR	87,669	(212)
01/04/2013-01/17/2013	USD	26,200	GBP	16,221	166
01/04/2013-01/18/2013	NZD	3,679	USD	3,011	(22)
01/04/2013-01/31/2013	USD	6,682	CAD	6,644	(10)
01/04/2013-02/05/2013	AUD	10,680	USD	11,079	5
01/04/2013-02/05/2013	CAD	28,716	USD	28,938	105
01/04/2013-02/05/2013	DKK	35,245	USD	6,177	(54)
01/04/2013-02/05/2013	EUR	246,514	USD	322,608	(2,416)
01/04/2013-02/05/2013	GBP	51,931	USD	83,469	(935)
01/04/2013-02/05/2013	SEK	40,701	USD	6,094	(161)
01/04/2013-02/08/2013	JPY	12,031,391	USD	144,007	4,818
01/04/2013-02/08/2013	USD	35,651	JPY	3,063,700	(217)
01/04/2013-06/20/2013	MXP	54,848	USD	4,189	1
01/15/2013	CHF	1,925	USD	2,053	(51)
01/15/2013	KRW	2,655,776	USD	2,447	(33)
01/15/2013	MYR	1,001	USD	326	(1)
01/15/2013	NOK	3,097	USD	542	(14)
01/15/2013	USD	81	NOK	460	2
01/15/2013	ZAR	8,782	USD	976	(57)
01/15/2013-01/17/2013	SGD	4,304	USD	3,515	(9)
01/15/2013-01/31/2013	CZK	23,835	USD	1,239	(14)
01/30/2013	TRY	3,022	USD	1,689	1
01/30/2013	PLN	1,645	USD	514	(17)

					$895

11	SEI Institutional International Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

International Fixed Income Fund

December 31, 2012

A list of the counterparties for the open forward foreign currency contracts held by the Fund at December 31, 2012, is as follows:

Counterparty	Settlement Date	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Banesco Internacional Panama	01/04/2013	(3,343)	3,309	$(34)
Bank of America	01/15/2013	(2,203)	2,209	6
Bank of Montreal	01/15/2013	(124)	123	(1)
Banyan Securities	01/04/2013-02/08/2013	(74,471)	76,989	2,518
Barclays PLC	01/15/2013-01/25/2013	(5,153)	5,116	(37)
BBA Icatu Securities	01/04/2013	(970)	989	19
BMO Nesbitt Burns	01/04/2013	(27,670)	27,299	(371)
BNP Paribas	01/04/2013-02/05/2013	(117,383)	117,384	1
Brown Brothers Harriman	01/04/2013-01/31/2013	(2,027)	2,034	7
Citigroup	01/04/2013-02/08/2013	(83,173)	84,530	1,357
Credit Suisse First Boston	01/15/2013	(3,542)	3,503	(39)
Destiny Capital Securities	01/04/2013	(103,294)	101,962	(1,332)
Deutsche Bank	01/04/2013-02/05/2013	(208,839)	208,861	22
Goldis Financial Group	01/30/2013	(1,688)	1,689	1
Goldman Sachs	01/15/2013-01/17/2013	(25,659)	25,453	(206)
HSBC	01/04/2013-02/05/2013	(22,865)	22,886	21
JPMorgan Chase Bank	01/15/2013-01/31/2013	(37,273)	36,648	(625)
National Alliance Capital	01/04/2013	(6,462)	6,434	(28)
National Australia Capital Markets	01/15/2013	(197)	194	(3)
RBC	01/15/2013	(1,824)	1,813	(11)
Royal Bank of Canada	01/17/2013-01/31/2013	(72,038)	71,688	(350)
Royal Bank of Scotland	01/10/2013-06/20/2013	(5,055)	5,068	13
Societe Generale	01/04/2013	(265)	269	4
Standard Bank	01/15/2013	(211)	210	(1)
UBS	01/15/2013	(11,533)	11,503	(30)
Westpac Banking	01/15/2013-01/18/2013	(2,297)	2,291	(6)

				$895

For the period ended December 31, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above are representative of the volume of activity for this derivative type during the period.

A list of the open swap agreements held by the Fund at December 31, 2012, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation)
Citigroup	3.79%	6-Month GBP LIBOR	05/19/2019	GBP	2,500	$(655)
Deutsche Bank	6-Month EURIBOR Flat	1.77%	09/07/2022	EUR	5,250	183
Deutsche Bank	1.93%	6-Month EURIBOR	04/03/2019	EUR	4,200	(388)
Deutsche Bank	6-Month EURIBOR	4.17%	03/28/2013	EUR	7,000	370
JPMorgan Chase Bank	6-Month JPY LIBOR	2.22%	03/26/2027	JPY	750,000	1,107
JPMorgan Chase Bank	6-Month EURIBOR	4.38%	01/07/2013	EUR	5,400	286
Royal Bank of Scotland	6-Month EURIBOR	3.14%	08/04/2021	EUR	1,450	299
UBS	3-Month Canadian Bankers Acceptance Rate	2.56%	04/24/2022	CAD	2,000	72
UBS Warburg	2.66%	6-Month EURIBOR Flat	09/05/2032	EUR	1,000	18
UBS Warburg	1.07%	6-Month EURIBOR Flat	09/11/2017	EUR	2,000	(46)

						$1,246

For the period ended December 31, 2012, the total amount of all swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $493,386 ($ Thousands).

(1)	In local currency unless otherwise indicated.

(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2012.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on December 31, 2012. The coupon on a step bond changes on a specified date.

(D)	Securities considered illiquid. The total market value of such securities as of December 31, 2012 was $1,438 ($ Thousands) and represented 0.3% of Net Assets.

(E)	Real Estate Investment Trust.

§	At December 31, 2012, the tax basis cost of the Fund’s investments was $459,590 ($ Thousands), and the unrealized appreciation and depreciation were $27,244 ($ Thousands) and ($5,243) ($ Thousands), respectively.

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

CZK — Czech Koruna

Cl — Class

DKK — Danish Krone

EUR — Euro

12	SEI Institutional International Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

International Fixed Income Fund

December 31, 2012

EURIBOR — Euro London Interbank Offered Rate

FHLMC — Federal Home Loan Mortgage Corporation

GBP — British Pound Sterling

GO — General Obligation

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

MXP — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

PLN — Polish Zlotty

SEK — Swedish Krone

Ser — Series

SGD — Singapore Dollar

TRY — Turkish Lira

USD — U.S. Dollar

ZAR— South African Rand

The following is a summary of the inputs used as of December 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$451,819	$—	$451,819
Mortgage-Backed Securities	—	17,550	—	17,550
Corporate Obligations	—	9,803	—	9,803
U.S. Treasury Obligations	—	1,514	—	1,514
Asset-Backed Securities	—	853	—	853
Municipal Bond	—	52	—	52

Total Investments in Securities	$—	$481,591	$—	$481,591

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$299	$—	$—	$299
Forwards Contracts *	—	895	—	895
Interest Rate Swaps *	—	1,246	—	1,246

Total Other Financial Instruments	$299	$2,141	$—	$2,440

*	Futures contracts, forwards contracts, and swap contracts are valued at the net unrealized appreciation/(depreciation).

For the period ended December 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

13	SEI Institutional International Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

December 31, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS — 87.3%

Angola — 0.1%
Republic of Angola Via Northern Lights III
7.000%, 08/16/2019		387	$428
7.000%, 08/16/2019		775	857

			1,285

Argentina — 1.0%
City of Buenos Aires Argentina
9.950%, 03/01/2017 (A)		1,200	1,056
Deutsche Bank, CLN (Cablevision) MTN
9.375%, 02/13/2018 (A)(B)		1,332	933
Empresa Distribuidora Y Comercializadora Norte
9.750%, 10/25/2022 (A)		62	27
Province of Buenos Aires
9.625%, 04/18/2028 (A)(B)		505	320
9.375%, 09/14/2018 (B)		470	338
Province of Medoza
5.500%, 09/04/2018 (B)		266	189
Republic of Argentina
8.750%, 06/02/2017		357	316
8.280%, 12/31/2033		446	305
8.280%, 12/31/2033		2,000	1,430
7.820%, 12/31/2033	EUR	1,685	1,342
7.820%, 12/31/2033	EUR	275	219
7.820%, 12/31/2033	EUR	3,889	3,043
7.000%, 09/12/2013		34	34
7.000%, 09/12/2013		356	360
7.000%, 10/03/2015		1,275	1,124
2.500%, 03/31/2019 (C)		2,217	796
2.260%, 03/31/2019 (C)	EUR	225	96
1.180%, 12/31/2038 (C)(D)	ARS	2	—
0.000%, 12/15/2035 (D)	ARS	2	—
Transportadora Gas del Norte
7.000%, 08/22/2014 (A)(C)		173	—
7.000%, 08/22/2014 (A)(C)		318	—
0.000%, 08/22/2019 (A)(E)		125	72
0.000%, 08/22/2019 (A)(E)		38	22
WPE International Cooperatief
10.375%, 09/30/2020 (A)		950	817

			12,839

Azerbaijan — 0.1%
State Oil of the Azerbaijan Republic
5.450%, 02/09/2017		657	721

Barbados — 0.1%
Columbus International
11.500%, 11/20/2014 (A)		1,200	1,332

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Belarus — 0.2%
Republic of Belarus
8.950%, 01/26/2018		1,230	$1,267
8.750%, 08/03/2015		1,030	1,055

			2,322

Bermuda — 0.1%
Government of Bermuda
4.138%, 01/03/2023 (A)		820	873

Bolivia — 0.0%
Government of Bolivia
4.875%, 10/29/2022 (A)		450	439

Bosnia and Herzegovina — 0.1%
Republic of Bosnia & Herzegovina
0.000%, 12/11/2017 (B)(D)	DEM	1,350	719

Brazil — 7.1%
Banco do Brasil
3.875%, 10/10/2022		209	211
Banco Nacional de Desenvolvimento Economicoe Social
6.500%, 06/10/2019 (A)		660	808
5.500%, 07/12/2020 (A)		400	471
Barclays, CLN (Federal Republic of Brazil)
10.000%, 01/01/2017	BRL	7,800	4,011
10.000%, 01/01/2021	BRL	6,770	3,483
6.000%, 05/15/2015	BRL	2,160	2,566
6.000%, 08/15/2016	BRL	500	622
6.000%, 08/15/2020	BRL	840	1,107
6.000%, 08/15/2022	BRL	700	941
BM&FBovespa
5.500%, 07/16/2020		300	339
BR Malls International Finance
8.500%, 12/31/2049 (A)		145	159
BR Properties
9.000%, 12/31/2049 (A)		241	264
Braskem Finance
7.375%, 10/04/2049		200	208
Brazil Letras do Tesouro Nacional
8.428%, 01/01/2015 (E)	BRL	10,800	4,539
Brazil Notas do Tesouro Nacional, Ser B
13.199%, 05/15/2015	BRL	5,706	6,778
10.674%, 08/15/2020	BRL	5,830	7,617
Brazil Notas do Tesouro Nacional, Serie B
6.000%, 08/15/2016	BRL	3,062	3,771
6.000%, 08/15/2050	BRL	1,930	2,963
Caixa Economica Federal
3.500%, 11/07/2022 (A)		153	155
2.375%, 11/06/2017 (A)		1,000	993
2.375%, 11/06/2017 (A)		215	213
Cia Energetica de Sao Paulo MTN
9.750%, 01/15/2015		630	464

1	SEI Institutional International Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

December 31, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Citigroup Funding, CLN (Federal Republic of Brazil) MTN
6.000%, 08/16/2018		5,154	$5,334
Deutsche Bank, CLN (Nota Do Tesouro Nacional) MTN
10.000%, 01/06/2021		2,500	2,758
Federal Republic of Brazil
11.000%, 08/17/2040		150	188
10.250%, 01/10/2028	BRL	2,590	1,667
10.125%, 05/15/2027		2,127	3,892
8.875%, 04/15/2024		390	628
8.500%, 01/05/2024	BRL	8,920	5,342
8.250%, 01/20/2034		800	1,346
7.125%, 01/20/2037		3,323	5,084
5.875%, 01/15/2019		260	322
5.625%, 01/07/2041		950	1,244
4.875%, 01/22/2021		460	554
2.625%, 01/05/2023		400	402
Fibria Overseas Finance
6.750%, 03/03/2021		700	775
General Shopping Finance
10.000%, 12/31/2049 (A)		271	265
Globo Comunicacao e Participacoes
6.250%, 07/20/2015 (C)		147	159
Hypermarcas
6.500%, 04/20/2021 (A)		224	242
Itau Unibanco Holding
5.650%, 03/19/2022 (A)		200	210
5.125%, 05/13/2023 (A)		338	346
JBS Finance II
8.250%, 01/29/2018 (A)		1,220	1,293
JPMorgan, CLN (Federal Republic of Brazil)
10.000%, 01/01/2023	BRL	1,800	924
6.000%, 05/15/2015	BRL	2,350	2,791
Marfrig Holding Europe
8.375%, 05/09/2018		1,200	1,023
Minerva Luxembourg
12.250%, 02/10/2022 (A)		1,000	1,198
Minerva Overseas II
10.875%, 11/15/2019		110	125
Morgan Stanley
10.090%, 05/03/2017 (A)	BRL	2,600	1,375
Odebrecht Drilling Norbe VIII/IX
6.350%, 06/30/2021 (A)		25	28
6.350%, 06/30/2021		116	130
Odebrecht Finance
7.125%, 06/26/2042		200	232
OGX Austria GmbH
8.375%, 04/01/2022 (A)		400	334
OGX Petroleo e Gas Participacoes
8.500%, 06/01/2018 (A)		908	817
OSX 3 Leasing
9.250%, 03/20/2015		200	206

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Petrobras International Finance
5.375%, 01/27/2021		20	$23
QGOG Atlantic/Alaskan Rigs
5.250%, 07/30/2018 (A)		268	282
Samarco Mineracao
4.125%, 11/01/2022 (A)		434	442
Schahin II Finance
5.875%, 09/25/2022 (A)		590	630
Telemar Norte Leste
5.500%, 10/23/2020 (A)		200	208
Vale
5.625%, 09/11/2042		340	369
Vale Overseas
8.250%, 01/17/2034		230	315
6.875%, 11/21/2036		250	310
Voto-Votorantim Overseas Trading Operations
6.625%, 09/25/2019 (A)		490	573

			87,069

Canada — 0.0%
First Quantum Minerals
7.250%, 10/15/2019 (A)		250	253
PTTEP Canada International Finance MTN
5.692%, 04/05/2021		200	231

			484

Chile — 0.9%
Banco del Estado de Chile
4.125%, 10/07/2020		130	142
3.875%, 02/08/2022 (A)		230	244
BancoEstado
4.125%, 10/07/2020 (A)		270	295
Cencosud
4.875%, 01/20/2023 (A)		205	210
Chile Government International Bond
2.250%, 10/30/2022		678	673
Empresa Nacional del Petroleo
6.250%, 07/08/2019		50	57
6.250%, 07/08/2019 (A)		100	115
5.250%, 08/10/2020 (A)		240	264
Inversiones Alsacia
8.000%, 08/18/2018 (A)		966	973
Nacional del Cobre de Chile
7.500%, 01/15/2019		170	219
6.150%, 10/24/2036		1,631	2,123
4.250%, 07/17/2042 (A)		654	666
3.875%, 11/03/2021 (A)		813	886
3.750%, 11/04/2020 (A)		290	314
3.750%, 11/04/2020		110	119
3.000%, 07/17/2022 (A)		921	931
Republic of Chile
5.500%, 08/05/2020	CLP	140,000	325
5.500%, 08/05/2020	CLP	500,000	1,162
3.250%, 09/14/2021		556	603
Telefonica Chile
3.875%, 10/12/2022 (A)		401	400
Telefonica Moviles Chile
2.875%, 11/09/2015		300	306

			11,027

2	SEI Institutional International Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

December 31, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

China — 1.0%
Agile Property Holdings
8.875%, 04/28/2017		300	$322
Central China Real Estate
12.250%, 10/20/2015		200	221
China Oriental Group
8.000%, 08/18/2015 (A)		950	978
China Overseas Finance Cayman II
5.500%, 11/10/2020		100	111
China Shanshui Cement Group
10.500%, 04/27/2017 (A)		650	744
CNPC HK Overseas Capital
5.950%, 04/28/2041		400	519
Country Garden Holdings
11.250%, 04/22/2017		600	675
Evergrande Real Estate Group
13.000%, 01/27/2015		50	54
13.000%, 01/27/2015 (A)		600	651
9.250%, 01/19/2016	CNY	5,000	802
7.500%, 01/19/2014	CNY	3,000	483
Franshion Development
6.750%, 04/15/2021 (A)		320	341
Hidili Industry International Development
8.625%, 11/04/2015		800	624
Mega Advance Investments
5.000%, 05/12/2021 (A)		406	456
Sinochem Offshore Capital
1.800%, 01/18/2014	CNY	2,000	315
Sinochem Overseas Capital
6.300%, 11/12/2040		150	180
4.500%, 11/12/2020		1,146	1,233
4.500%, 11/12/2020 (A)		2,072	2,229
Sinopec Group Overseas Development 2012
4.875%, 05/17/2042 (A)		300	344
3.900%, 05/17/2022 (A)		300	324
Tencent Holdings
4.625%, 12/12/2016		250	269
3.375%, 03/05/2018 (A)		217	224

			12,099

Colombia — 4.4%
Bancolombia
5.950%, 06/03/2021 (A)		398	460
5.950%, 06/03/2021		300	346
5.125%, 09/11/2022		175	182
Bogota Distrito Capital
9.750%, 07/26/2028 (A)	COP	9,020,000	7,685
Citigroup Funding, CLN (Republic of Columbia) MTN
11.000%, 07/27/2020	COP	8,830,000	6,751
Colombia Telecomunicaciones ESP
5.375%, 09/27/2022 (A)		310	315
Colombian TES
10.000%, 07/24/2024	COP	2,750,000	2,114
7.500%, 08/26/2026	COP	2,356,000	1,536

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Ecopetrol
7.625%, 07/23/2019 (A)		220	$284
Emgesa ESP
8.750%, 01/25/2021	COP	870,000	577
Empresa de Energia de Bogota
6.125%, 11/10/2021		300	337
Empresas Publicas de Medellin ESP
8.375%, 02/01/2021	COP	310,000	203
Grupo Aval
5.250%, 02/01/2017 (A)		200	214
4.750%, 09/26/2022 (A)		222	225
Gruposura Finance
5.700%, 05/18/2021 (A)		410	460
Republic of Colombia
12.000%, 10/22/2015	COP	4,653,000	3,199
11.750%, 02/25/2020		1,552	2,510
10.375%, 01/28/2033		140	258
9.850%, 06/28/2027	COP	2,670,000	2,316
9.850%, 06/28/2027	COP	3,550,000	3,079
8.125%, 05/21/2024		1,310	1,972
7.750%, 04/14/2021	COP	5,668,000	4,014
7.375%, 09/18/2037		4,817	7,481
7.375%, 03/18/2019		1,760	2,313
7.375%, 01/27/2017		445	549
6.125%, 01/18/2041		1,295	1,778
4.375%, 07/12/2021		450	518
4.375%, 03/21/2023	COP	2,176,000	1,227
Titulos de Tesoreria
7.000%, 02/25/2015	COP	570,000	724
Transportadora de Gas Internacional ESP
5.700%, 03/20/2022 (A)		350	387

			54,014

Costa Rica — 0.1%
Republic of Costa Rica
4.250%, 01/26/2023 (A)		810	817

Croatia — 1.0%
Agrokor
9.125%, 02/01/2020	EUR	130	186
Government of Croatia
6.750%, 11/05/2019		2,473	2,835
6.625%, 07/14/2020 (A)		1,988	2,271
6.625%, 07/14/2020		850	971
6.375%, 03/24/2021		810	921
6.375%, 03/24/2021 (A)		1,551	1,764
6.250%, 04/27/2017 (A)		1,212	1,329
5.875%, 07/09/2018	EUR	150	215
Hrvatska Elektroprivreda
6.000%, 11/09/2017 (A)		240	253
Zagrebacki Holding
5.500%, 07/10/2017	EUR	1,100	1,254

			11,999

Czech Republic — 0.1%
Central European Media Enterprises
11.625%, 09/15/2016 (A)	EUR	700	969

3	SEI Institutional International Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

December 31, 2012

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Dominican Republic — 0.3%
Cap Cana
10.000%, 04/30/2016 (F)	982	$147
10.000%, 04/30/2016 (F)	844	169
Dominican Republic
9.040%, 01/23/2018	568	642
7.500%, 05/06/2021 (A)	2,003	2,327

		3,285

Ecuador — 0.0%
Republic of Ecuador
9.375%, 12/15/2015	360	360

Egypt — 0.1%
Government of Egypt
6.875%, 04/30/2040	240	227
5.750%, 04/29/2020 (A)	100	99
5.750%, 04/29/2020	250	248
Nile Finance
5.250%, 08/05/2015	280	279

		853

El Salvador — 0.3%
Republic of El Salvador
8.250%, 04/10/2032	110	133
7.750%, 01/24/2023	332	394
7.650%, 06/15/2035	1,337	1,527
7.625%, 02/01/2041 (A)	380	434
7.375%, 12/01/2019	570	655
5.875%, 01/30/2025 (A)	360	362
Telemovil Finance
8.000%, 10/01/2017	500	539

		4,044

Georgia — 0.1%
JSC Georgian Railway
7.750%, 07/11/2022 (A)	390	443
Republic of Georgia
6.875%, 04/12/2021 (A)	340	393

		836

Ghana — 0.1%
Republic of Ghana
8.500%, 10/04/2017 (A)	300	346
8.500%, 10/04/2017	851	983

		1,329

Hong Kong — 0.3%
Bank of China Hong Kong
5.550%, 02/11/2020 (A)	870	979
Fosun International
7.500%, 05/12/2016	400	416
Hutchison Whampoa International
6.000%, 12/31/2049 (D)	260	275
Hutchison Whampoa International 11
4.625%, 01/13/2022 (A)	400	446
Hutchison Whampoa International 12 II
2.000%, 11/08/2017 (A)	200	200
Industrial & Commercial Bank of China Asia MTN
5.125%, 11/30/2020	260	287
PCCW-HKT Capital No. 4
4.250%, 02/24/2016	301	322

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Yancoal International Resources Development
5.730%, 05/16/2022 (A)		281	$289

			3,214

Hungary — 3.6%
Hungary Treasury Bills
0.000%, 01/02/2013 (E)	HUF	570,200	2,581
Magyar Export-Import Bank RT
5.500%, 02/12/2018 (A)		200	202
Republic of Hungary
8.000%, 02/12/2015	HUF	1,257,900	5,986
7.750%, 08/24/2015	HUF	2,678,540	12,747
7.625%, 03/29/2041		810	936
7.000%, 06/24/2022	HUF	609,000	2,932
6.750%, 02/24/2017	HUF	902,000	4,214
6.750%, 11/24/2017	HUF	939,900	4,408
6.500%, 06/24/2019	HUF	219,150	1,022
6.375%, 03/29/2021		1,620	1,789
6.250%, 01/29/2020		710	784
6.000%, 01/11/2019	EUR	982	1,351
5.750%, 06/11/2018	EUR	2,758	3,751
5.500%, 05/06/2014	GBP	66	107
5.000%, 03/30/2016	GBP	227	362
3.500%, 07/18/2016	EUR	1,637	2,086

			45,258

India — 0.1%
ICICI Bank
5.750%, 11/16/2020 (A)		128	138
Reliance Holdings USA
6.250%, 10/19/2040		800	919
5.400%, 02/14/2022 (A)		250	280

			1,337

Indonesia — 5.1%
Adaro Indonesia
7.625%, 10/22/2019 (A)		455	505
Bakrie Telecom
11.500%, 05/07/2015		231	108
Deutsche Bank, CLN (Republic of Indonesia)
7.000%, 05/15/2022	IDR	4,600,000	541
Indosat Palapa
7.375%, 07/29/2020 (A)		352	398
JPMorgan, CLN (Republic of Indonesia)
7.000%, 05/15/2022	IDR	124,900,000	14,687
5.625%, 05/15/2023	IDR	15,400,000	1,655
5.250%, 05/15/2018	IDR	18,300,000	1,939
Majapahit Holding
8.000%, 08/07/2019		370	468
7.875%, 06/29/2037 (A)(B)		205	281
7.750%, 10/17/2016		370	438
7.750%, 01/20/2020		30	38
7.750%, 01/20/2020 (A)		250	314
Pertamina Persero
6.500%, 05/27/2041 (A)		380	450
6.000%, 05/03/2042 (A)		935	1,055
5.250%, 05/23/2021 (A)		500	558
4.875%, 05/03/2022 (A)		220	240
Perusahaan Listrik Negara
5.500%, 11/22/2021 (A)		310	350
5.250%, 10/24/2042		200	206

4	SEI Institutional International Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

December 31, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Republic of Indonesia
11.625%, 03/04/2019		628	$950
11.625%, 03/04/2019		1,786	2,701
11.625%, 03/04/2019 (A)		1,195	1,808
11.000%, 10/15/2014	IDR	5,200,000	600
10.375%, 05/04/2014		190	212
8.500%, 10/12/2035		401	642
8.500%, 10/12/2035		2,694	4,310
8.250%, 06/15/2032	IDR	65,922,000	8,356
7.750%, 01/17/2038		100	151
7.750%, 01/17/2038		4,482	6,757
7.500%, 01/15/2016		500	584
7.000%, 05/15/2022	IDR	19,120,000	2,248
6.875%, 01/17/2018		910	1,111
6.625%, 05/15/2033	IDR	14,378,000	1,573
6.625%, 02/17/2037		70	94
6.625%, 02/17/2037		110	147
6.250%, 04/15/2017	IDR	16,000,000	1,755
6.125%, 05/15/2028	IDR	900,000	97
5.875%, 03/13/2020 (A)		764	919
5.625%, 05/15/2023	IDR	9,940,000	1,068
5.250%, 01/17/2042		337	394
4.875%, 05/05/2021 (A)		850	978
Sable International Finance
8.750%, 02/01/2020 (A)		200	229
Star Energy Geothermal Wayang Windu
11.500%, 02/12/2015 (A)		400	427

			62,342

Iraq — 0.4%
Republic of Iraq
5.800%, 01/15/2028 (A)		545	515
5.800%, 01/15/2028		5,086	4,806

			5,321

Israel — 0.3%
Altice Financing
7.875%, 12/15/2019 (A)		200	211
Altice Finco
9.875%, 12/15/2020 (A)		200	216
Israel Government Bond - Fixed
5.500%, 01/31/2022	ILS	9,100	2,914

			3,341

Ivory Coast — 0.4%
Government of Ivory Coast
3.750%, 12/31/2032		5,883	5,486

Jamaica — 0.2%
Digicel Group
10.500%, 04/15/2018		160	176
8.250%, 09/30/2020		1,500	1,650
8.250%, 09/30/2020 (A)		200	220

			2,046

Jordan — 0.1%
Kingdom of Jordan
3.875%, 11/12/2015		710	688

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Kazakhstan — 1.6%
ATF Bank JSC
9.000%, 05/11/2016	300	$292
BTA Bank
10.750%, 07/01/2018 (F)	2,100	898
0.000%, 07/01/2020 (A)(F)	2,492	305
Development Bank of Kazakhstan JSC
4.125%, 12/10/2022 (A)	670	675
Halyk Savings Bank of Kazakhstan
7.250%, 01/28/2021 (A)	700	752
Kazakhstan Temir Zholy Finance BV
6.950%, 07/10/2042	200	252
6.950%, 07/10/2042 (A)	250	314
Kazatomprom Natsionalnaya Atomnaya Kompaniya
6.250%, 05/20/2015	100	108
6.250%, 05/20/2015 (A)	923	999
Kazkommertsbank Via Citigroup Global Markets
8.700%, 04/07/2014 (C)(D)	1,100	1,025
KazMunayGas National MTN
11.750%, 01/23/2015 (A)	410	490
11.750%, 01/23/2015	1,043	1,245
9.125%, 07/02/2018	329	435
9.125%, 07/02/2018 (A)	2,010	2,658
8.375%, 07/02/2013	190	196
7.000%, 05/05/2020 (A)	1,795	2,235
6.375%, 04/09/2021 (A)	2,569	3,144
6.375%, 04/09/2021	912	1,116
Republic of Kazakhstan
6.375%, 10/06/2020 (A)	600	726
Tengizchevroil Finance
6.124%, 11/15/2014	143	148
Zhaikmunai Via Zhaikmunai International BV
7.125%, 11/13/2019 (A)	1,325	1,385

		19,398

Kuwait — 0.1%
Kuwait Projects MTN
9.375%, 07/15/2020	200	247
8.875%, 10/17/2016	500	581

		828

Latvia — 0.2%
Republic of Latvia
5.250%, 06/16/2021 (A)	490	569
2.750%, 01/12/2020 (A)	1,610	1,592

		2,161

Lithuania — 1.2%
Republic of Lithuania
7.375%, 02/11/2020	90	117
7.375%, 02/11/2020 (A)	800	1,042
6.625%, 02/01/2022	1,000	1,279
6.625%, 02/01/2022 (A)	1,000	1,279
6.125%, 03/09/2021	5,738	7,065
6.125%, 03/09/2021 (A)	1,424	1,753
5.125%, 09/14/2017 (A)	785	885

5	SEI Institutional International Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

December 31, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

4.850%, 02/07/2018	EUR	650	$960

			14,380

Malaysia — 4.4%
Axiata SPV1 Labuan
5.375%, 04/28/2020		250	285
Malaysia Government Bond
4.392%, 04/15/2026	MYR	8,100	2,856
4.262%, 09/15/2016	MYR	27,100	9,210
4.160%, 07/15/2021	MYR	13,410	4,582
4.012%, 09/15/2017	MYR	29,090	9,830
3.892%, 03/15/2027	MYR	1,719	575
3.580%, 09/28/2018	MYR	6,750	2,236
3.492%, 03/31/2020	MYR	5,753	1,889
3.418%, 08/15/2022	MYR	7,700	2,502
3.314%, 10/31/2017	MYR	4,270	1,400
3.197%, 10/15/2015	MYR	32,970	10,826
Petroliam Nasional
7.625%, 10/15/2026		106	157
Petronas Capital
7.875%, 05/22/2022		2,352	3,356
5.250%, 08/12/2019 (A)		2,790	3,311
Wakala Global Sukuk
4.646%, 07/06/2021 (A)		390	449

			53,464

Mexico — 8.3%
Alpek
4.500%, 11/20/2022		200	208
America Movil
3.125%, 07/16/2022		200	203
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand
4.125%, 11/09/2022 (A)		201	205
Bank of New York Mellon Institucion de Banca Multiple
9.625%, 05/02/2021 (A)		1,131	1,069
BBVA Bancomer
6.750%, 09/30/2022 (A)		500	562
6.008%, 05/17/2022 (D)		550	566
Cemex
9.250%, 05/12/2020		200	217
9.000%, 01/11/2018		200	216
9.000%, 01/11/2018 (A)		306	331
Cemex Espana
9.250%, 05/12/2020 (A)		1,300	1,410
Cemex Finance
9.375%, 10/12/2022 (A)		959	1,079
Comision Federal de Electricidad
5.750%, 02/14/2042 (A)		500	566
4.875%, 05/26/2021 (A)		400	453
Desarrolladora Homex
9.750%, 03/25/2020 (A)		700	759
GEO
9.250%, 06/30/2020		306	329
8.875%, 03/27/2022 (A)		200	213
Grupo Bimbo
4.500%, 01/25/2022 (A)		200	219
Grupo Senda
10.500%, 10/03/2015		2,965	3,069

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Grupo Televisa
6.000%, 05/15/2018		145	$172
Mexican Bonos MTN
7.750%, 11/13/2042	MXP	10,300	932
7.500%, 06/03/2027	MXP	86,260	7,728
7.000%, 06/19/2014	MXP	9,182	730
6.500%, 06/09/2022	MXP	116,061	9,670
6.250%, 06/16/2016	MXP	20,480	1,640
6.000%, 06/18/2015	MXP	45,230	3,578
5.000%, 06/15/2017	MXP	6,820	522
4.750%, 03/08/2044		1,196	1,351
3.625%, 03/15/2022		300	328
Mexican Bonos, Ser M
6.500%, 06/10/2021	MXP	65,095	5,417
Mexican Bonos, Ser M10
8.000%, 12/17/2015	MXP	10,027	837
7.750%, 12/14/2017	MXP	5,980	513
Mexican Bonos, Ser M20
8.500%, 05/31/2029	MXP	40,820	3,956
7.750%, 05/29/2031	MXP	73,225	6,597
Mexican Bonos, Ser M30
10.000%, 11/20/2036	MXP	38,600	4,297
8.500%, 11/18/2038	MXP	69,900	6,802
Mexican Udibonos
2.500%, 12/10/2020	MXP	19,040	7,804
Mexichem
6.750%, 09/19/2042 (A)		400	449
4.875%, 09/19/2022 (A)		200	216
Mexico Generadora de Energia S de rl
5.500%, 12/06/2032 (A)		200	211
NII Capital
10.000%, 08/15/2016		359	334
7.625%, 04/01/2021		516	391
Oceanografia
11.250%, 07/15/2015		1,079	831
Pemex Finance
9.150%, 11/15/2018		1,595	1,989
Pemex Project Funding Master Trust
6.625%, 06/15/2035		1,244	1,580
5.750%, 03/01/2018		1,255	1,465
Petroleos Mexicanos
8.000%, 05/03/2019		360	471
6.500%, 06/02/2041		20	25
6.500%, 06/02/2041 (A)		140	176
6.500%, 06/02/2041 (A)		442	555
6.000%, 03/05/2020 (A)		60	72
6.000%, 03/05/2020		130	155
5.500%, 06/27/2044 (A)		150	165
United Mexican States MTN
8.300%, 08/15/2031		1,670	2,693
6.050%, 01/11/2040		2,066	2,781
5.950%, 03/19/2019		370	455
5.750%, 10/12/2110		6,964	8,374
5.625%, 01/15/2017		402	466
5.125%, 01/15/2020		920	1,099
United Mexican States, Ser A MTN
6.750%, 09/27/2034		640	922

6	SEI Institutional International Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

December 31, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Urbi Desarrollos Urbanos
9.750%, 02/03/2022 (A)		600	$569

			100,992

Mongolia — 0.1%
Mongolia Government International Bond
5.125%, 12/05/2022 (A)		360	353
Mongolian Mining MTN
8.875%, 03/29/2017		400	428

			781

Morocco — 0.1%
Kingdom of Morocco
5.500%, 12/11/2042 (A)		600	613
4.250%, 12/11/2022 (A)		1,180	1,189

			1,802

Nigeria — 0.6%
Afren
11.500%, 02/01/2016 (A)		877	1,015
10.250%, 04/08/2019 (A)		500	584
Nigeria Treasury Bills
9.210%, 03/28/2013 (E)	NGN	410,000	2,566
0.000%, 12/19/2013 (E)	NGN	43,000	245
Republic of Nigeria
16.390%, 01/27/2022	NGN	70,000	555
16.000%, 06/29/2019	NGN	40,000	301
16.000%, 06/29/2019	NGN	169,000	1,271
6.750%, 01/28/2021 (A)		550	650
UBS
7.396%, 08/29/2010 (A)(B)(D)		750	547

			7,734

Pakistan — 0.1%
Republic of Pakistan
7.125%, 03/31/2016		390	365
6.875%, 06/01/2017		600	546

			911

Panama — 0.9%
ENA Norte Trust
4.950%, 04/25/2023 (G)		250	258
Republic of Panama
9.375%, 01/16/2023		560	815
9.375%, 04/01/2029		1,458	2,493
8.875%, 09/30/2027		1,350	2,194
8.125%, 04/28/2034		2,128	3,117
7.250%, 03/15/2015		350	393
7.125%, 01/29/2026		100	142
6.700%, 01/26/2036		1,200	1,704

			11,116

Paraguay — 0.0%
Telefonica Celular del Paraguay
6.750%, 12/13/2022 (A)		200	209

Peru — 1.6%
Banco de Credito del Peru
5.375%, 09/16/2020		10	11
5.375%, 09/16/2020 (A)		204	226
BBVA Banco Continental
5.000%, 08/26/2022 (A)		184	196

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

CFG Investment
9.750%, 07/30/2019		450	$340
Corp Azucarera del Peru
6.375%, 08/02/2022		121	131
Inkia Energy
8.375%, 04/04/2021 (A)		200	224
Interoceanica IV Finance
3.926%, 11/30/2025 (A)(B)(E)		841	547
3.003%, 11/30/2018 (A)(B)(E)		306	266
Peru Enhanced Pass-Through Finance
4.281%, 06/02/2025 (A)(E)		1,000	670
2.917%, 05/31/2018 (A)(B)(E)		399	359
2.898%, 05/31/2018 (B)(E)		148	133
Republic of Peru
8.750%, 11/21/2033		3,094	5,376
8.600%, 08/12/2017	PEI	2,110	1,021
8.375%, 05/03/2016		340	418
8.200%, 08/12/2026	PEI	4,950	2,718
7.840%, 08/12/2020	PEI	4,994	2,466
7.840%, 08/12/2020	PEI	2,820	1,392
7.350%, 07/21/2025		1,160	1,681
7.125%, 03/30/2019		140	183
6.950%, 08/12/2031	PEI	1,400	690
Volcan Cia Minera
5.375%, 02/02/2022 (A)		183	202

			19,250

Philippines — 2.1%
Development Bank of Philippines
5.500%, 03/25/2021		330	380
National Power
9.625%, 05/15/2028 (B)		1,100	1,771
Power Sector Assets & Liabilities Management
7.390%, 12/02/2024 (A)		720	1,003
Republic of Philippines
10.625%, 03/16/2025		1,440	2,498
9.500%, 02/02/2030		2,889	5,012
8.375%, 06/17/2019		320	441
7.750%, 01/14/2031		4,468	6,858
6.375%, 10/23/2034		530	745
6.250%, 01/14/2036	PHP	63,000	1,841
6.125%, 10/24/2037	PHP	39,085	1,016
5.500%, 03/30/2026		540	683
5.000%, 01/13/2037		450	547
4.000%, 01/15/2021		1,016	1,141
3.900%, 11/26/2022	PHP	59,000	1,487

			25,423

Poland — 6.2%
CEDC Finance International
8.875%, 12/01/2016	EUR	400	316
Eileme 2
11.625%, 01/31/2020 (A)		1,000	1,165

7	SEI Institutional International Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

December 31, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Polish Television Holding MTN
11.000%, 11/15/2014 (A)(C)	EUR	600	$862
Republic of Poland
6.375%, 07/15/2019		5,814	7,249
6.250%, 10/24/2015	PLN	3,080	1,078
5.750%, 04/25/2014	PLN	980	327
5.125%, 04/21/2021		1,000	1,186
5.000%, 10/24/2013	PLN	3,440	1,128
5.000%, 04/25/2016	PLN	11,500	3,928
5.000%, 03/23/2022		3,465	4,092
4.750%, 10/25/2016	PLN	5,100	1,739
4.750%, 04/25/2017	PLN	19,646	6,742
4.000%, 03/23/2021	EUR	736	1,082
3.030%, 07/25/2014 (E)	PLN	740	228
3.000%, 03/17/2023		700	698
2.750%, 08/25/2023	PLN	6,022	2,209
Republic of Poland, Ser 0114
5.615%, 01/25/2014 (E)	PLN	29,090	9,101
Republic of Poland, Ser 0415
5.500%, 04/25/2015	PLN	21,410	7,281
Republic of Poland, Ser 0922
5.750%, 09/23/2022	PLN	21,165	8,017
Republic of Poland, Ser 1017
5.250%, 10/25/2017	PLN	5,015	1,766
Republic of Poland, Ser 1019
5.500%, 10/25/2019	PLN	7,500	2,741
Republic of Poland, Ser 1021
5.750%, 10/25/2021	PLN	7,652	2,868
Republic of Poland, Ser CPI
3.000%, 08/24/2016	PLN	27,430	9,559
TVN Finance II
10.750%, 11/15/2017	EUR	200	291
10.750%, 11/15/2017 (A)	EUR	200	291

			75,944

Qatar — 0.9%
Qtel International Finance MTN
7.875%, 06/10/2019		770	1,009
5.000%, 10/19/2025 (A)		200	227
4.750%, 02/16/2021		250	282
4.750%, 02/16/2021 (A)		457	516
3.250%, 02/21/2023 (A)		230	230
State of Qatar
9.750%, 06/15/2030		825	1,486
6.550%, 04/09/2019		1,533	1,928
6.400%, 01/20/2040		220	308
6.400%, 01/20/2040 (A)		377	527
5.750%, 01/20/2042 (A)		750	975
5.250%, 01/20/2020		1,182	1,412
5.250%, 01/20/2020 (A)		1,800	2,151

			11,051

Romania — 0.8%
Government of Romania MTN
6.750%, 02/07/2022 (A)		350	425
6.750%, 02/07/2022		2,342	2,846
6.500%, 06/18/2018	EUR	2,150	3,210
6.000%, 10/19/2013	RON	2,600	769
5.900%, 07/26/2017	RON	2,500	731
5.850%, 07/28/2014	RON	2,360	696

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

5.850%, 07/28/2014	RON	5,020	$1,480

			10,157

Russia — 6.5%
Alfa Bank Via Alfa Bond Issuance
7.750%, 04/28/2021 (A)		750	831
7.500%, 09/26/2019		350	369
7.500%, 09/26/2019 (A)		715	755
Brunswick Rail Finance
6.500%, 11/01/2017 (A)		550	573
Credit Suisse, CLN (Russian Government Bond)
7.600%, 04/14/2021	RUB	238,700	8,259
7.500%, 03/15/2018	RUB	81,500	2,793
7.500%, 02/27/2019	RUB	32,300	1,113
7.000%, 06/03/2015	RUB	16,600	552
Deutsche Bank, CLN (Russian Government Bond)
7.600%, 07/20/2022	RUB	32,100	1,110
EuroChem Mineral & Chemical via EuroChem GI
5.125%, 12/12/2017 (A)		250	252
Evraz Group
9.500%, 04/24/2018		500	570
6.750%, 04/27/2018 (A)		250	257
6.750%, 04/27/2018		500	515
Gazprom Neft OAO Via GPN Capital
4.375%, 09/19/2022 (A)		550	562
Gazprom OAO Via Gaz Capital
4.950%, 07/19/2022 (A)		877	939
Lukoil International Finance
6.656%, 06/07/2022		100	122
Lukoil International Finance BV
6.125%, 11/09/2020		200	231
Metalloinvest Finance
6.500%, 07/21/2016		300	315
MTS International Funding
8.625%, 06/22/2020 (A)		1,300	1,640
Novatek Finance
5.326%, 02/03/2016		200	214
Novatek OAO via Novatek Finance
6.604%, 02/03/2021 (A)		363	426
Promsvyazbank Via PSB Finance MTN
10.200%, 11/06/2019 (A)		350	361
8.500%, 04/25/2017		200	204
Rosneft Oil via Rosneft International Finance
4.199%, 03/06/2022 (A)		743	756
Russian Agricultural Bank Via RSHB Capital
5.298%, 12/27/2017 (A)		415	445
Russian Foreign Bond - Eurobond
12.750%, 06/24/2028		930	1,883
11.000%, 07/24/2018		292	432
7.850%, 03/10/2018	RUB	330,000	11,775
7.500%, 03/31/2030 (C)		14,473	18,590

8	SEI Institutional International Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

December 31, 2012

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

7.500%, 03/31/2030	1,547	$1,988
5.625%, 04/04/2042 (A)	800	994
5.000%, 04/29/2020 (A)	200	236
3.250%, 04/04/2017 (A)	1,200	1,275
Russian Railways via RZD Capital
5.700%, 04/05/2022	398	455
Sberbank of Russia Via SB Capital
6.125%, 02/07/2022	250	286
6.125%, 02/07/2022 (A)	260	297
5.125%, 10/29/2022 (A)	247	251
SCF Capital
5.375%, 10/27/2017 (A)	600	614
Severstal OAO Via Steel Capital
5.900%, 10/17/2022 (A)	200	202
Severstal Via Steel Capital
6.700%, 10/25/2017	501	549
6.250%, 07/26/2016	600	640
Sinek Capital Via Edel Capital
7.700%, 08/03/2015	500	526
Teorema Holding
11.000%, 10/27/2009 (F)	3,400	340
TMK Capital
7.750%, 01/27/2018	1,100	1,155
VEB-Leasing Via VEB Leasing Investment
5.125%, 05/27/2016	320	337
Vimpel Communications Via VIP Finance Ireland
9.125%, 04/30/2018	550	666
9.125%, 04/30/2018 (A)(B)	600	727
7.748%, 02/02/2021 (A)	1,150	1,328
VimpelCom Holdings
7.504%, 03/01/2022 (A)	400	459
6.255%, 03/01/2017	200	214
Vnesheconombank Via VEB Finance
6.902%, 07/09/2020 (A)	785	957
6.902%, 07/09/2020	1,240	1,511
6.800%, 11/22/2025	450	551
6.800%, 11/22/2025 (A)	150	184
6.025%, 07/05/2022 (A)	750	872
5.450%, 11/22/2017 (A)	300	334
VTB Bank Via VTB Capital
6.875%, 05/29/2018	300	339
6.551%, 10/13/2020 (A)	860	957
6.315%, 02/22/2018	762	837
6.250%, 06/30/2035	357	386
6.000%, 04/12/2017 (A)	1,400	1,513

		78,824

Saudi Arabia — 0.0%
Dar Al-Arkan International Sukuk
10.750%, 02/18/2015 (A)	600	655

Senegal — 0.1%
Republic of Senegal
8.750%, 05/13/2021 (A)	950	1,126

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Serbia — 0.1%
Republic of Serbia
7.250%, 09/28/2021 (A)		450	$517
7.250%, 09/28/2021		800	920
5.250%, 11/21/2017 (A)		200	208

			1,645

Singapore — 0.2%
DBS Bank
3.625%, 09/21/2022 (D)		200	209
MMI International
8.000%, 03/01/2017		250	265
Oversea-Chinese Banking
3.150%, 03/11/2023 (A)(D)		208	212
PSA International MTN
3.875%, 02/11/2021		100	109
Sea Product
4.743%, 05/14/2010 (B)		1,451	1,291
SP PowerAssets MTN
2.700%, 09/14/2022		200	197
Yanlord Land Group
9.500%, 05/04/2017		200	218

			2,501

Slovak Republic — 0.1%
Republic of Slovak
4.375%, 05/21/2022 (A)		1,292	1,407

Slovenia — 0.1%
Republic of Slovenia
5.500%, 10/26/2022 (A)		1,308	1,373

South Africa — 7.4%
African Bank MTN
8.125%, 02/24/2017		400	435
AngloGold Ashanti Holdings
5.125%, 08/01/2022		205	208
Edcon Proprietary
3.502%, 06/15/2014 (D)	EUR	1,100	1,392
Eskom Holdings
5.750%, 01/26/2021 (A)		600	680
Gold Fields Orogen Holdings
4.875%, 10/07/2020		524	515
Myriad International Holding
6.375%, 07/28/2017		320	361
Republic of South Africa
13.500%, 09/15/2015	ZAR	40,660	5,764
10.500%, 12/21/2026		70,871	10,699
8.500%, 06/23/2017		860	1,068
8.000%, 12/21/2018	ZAR	149,180	19,305
7.750%, 02/28/2023	ZAR	113,017	14,267
7.250%, 01/15/2020	ZAR	26,500	3,294
7.000%, 02/28/2031	ZAR	63,852	6,972
6.875%, 05/27/2019		2,847	3,570
6.750%, 03/31/2021	ZAR	89,200	10,760
6.500%, 02/28/2041	ZAR	9,200	893
6.250%, 03/31/2036	ZAR	8,460	809
6.250%, 03/08/2041		279	370
5.875%, 05/30/2022		670	830
5.500%, 03/09/2020		2,697	3,196
4.665%, 01/17/2024		1,500	1,695
Sappi Papier Holding
8.375%, 06/15/2019 (A)		300	328

9	SEI Institutional International Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

December 31, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Transnet MTN
4.500%, 02/10/2016 (A)		280	$298
Transnet SOC
4.000%, 07/26/2022 (A)		1,119	1,126

			88,835

South Korea — 0.1%
Korea Hydro & Nuclear Power
4.750%, 07/13/2021		200	226
3.000%, 09/19/2022 (A)		280	276
SK Telecom MTN
2.125%, 05/01/2018 (A)		203	204

			706

Spain — 0.0%
Ajecorp
6.500%, 05/14/2022 (A)		250	270

Sri Lanka — 0.1%
Bank of Ceylon
6.875%, 05/03/2017 (A)		320	343
Republic of Sri Lanka
7.400%, 01/22/2015 (A)		150	162
6.250%, 10/04/2020 (A)		620	674
6.250%, 07/27/2021 (A)		400	436
5.875%, 07/25/2022 (A)		200	213

			1,828

Supra-National — 0.2%
Andina de Fomento
4.375%, 06/15/2022		764	827
Inter-American Development Bank MTN
0.000%, 08/20/2015 (E)	IDR	12,430,000	1,117

			1,944

Thailand — 2.8%
Bangkok Bank
2.750%, 03/27/2018 (A)		201	203
PTT
4.500%, 10/25/2042 (A)		205	201
PTT Global Chemical
4.250%, 09/19/2022 (A)		200	207
Thailand Government Bond
5.670%, 03/13/2028	THB	3,000	118
3.775%, 06/25/2032	THB	29,000	909
3.650%, 12/17/2021	THB	161,480	5,356
3.625%, 05/22/2015	THB	259,070	8,602
3.625%, 06/16/2023	THB	59,409	1,954
3.580%, 12/17/2027	THB	29,010	919
3.450%, 03/08/2019	THB	44,700	1,476
3.250%, 06/16/2017	THB	172,900	5,687
3.125%, 12/11/2015	THB	6,960	229
2.800%, 10/10/2017	THB	103,000	3,318
1.200%, 07/14/2021	THB	135,500	4,687

			33,866

Trinidad & Tobago — 0.1%
Petroleum of Trinidad & Tobago
9.750%, 08/14/2019 (A)(B)		1,090	1,449
6.000%, 05/08/2022 (B)		162	178

			1,627

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Turkey — 6.4%
Akbank
5.000%, 10/24/2022 (A)		200	$211
3.875%, 10/24/2017 (A)		150	154
Export Credit Bank of Turkey
5.875%, 04/24/2019 (A)		200	228
5.375%, 11/04/2016 (A)		390	425
Republic of Turkey
11.875%, 01/15/2030		460	903
10.000%, 12/04/2013	TRY	1,200	696
9.500%, 01/12/2022	TRY	5,750	3,863
9.000%, 03/05/2014	TRY	1,790	1,036
9.000%, 05/21/2014	TRY	6,669	4,223
9.000%, 01/27/2016		2,200	1,329
9.000%, 03/08/2017	TRY	8,650	5,312
8.500%, 07/17/2013 (E)	TRY	12,673	6,868
8.500%, 09/14/2022	TRY	624	397
8.000%, 02/14/2034		1,370	2,055
7.500%, 09/24/2014	TRY	600	344
7.500%, 09/24/2014	TRY	4,070	2,332
7.500%, 07/14/2017		769	936
7.500%, 11/07/2019		3,400	4,398
7.375%, 02/05/2025		1,170	1,585
7.250%, 03/15/2015		410	456
7.250%, 03/05/2038		400	566
7.000%, 09/26/2016		738	864
7.000%, 03/11/2019		240	298
7.000%, 06/05/2020		460	587
6.897%, 05/15/2013 (E)	TRY	4,600	2,519
6.875%, 03/17/2036		913	1,233
6.750%, 04/03/2018		2,934	3,546
6.750%, 05/30/2040		375	508
6.690%, 03/20/2013 (E)	TRY	3,653	2,020
6.250%, 09/26/2022		740	922
6.000%, 01/14/2041		1,002	1,250
5.625%, 03/30/2021		290	344
5.125%, 03/25/2022		2,288	2,631
4.500%, 02/11/2015	TRY	6,216	3,771
4.000%, 04/29/2015	TRY	10,586	6,385
4.000%, 04/01/2020	TRY	3,262	2,189
3.000%, 02/23/2022	TRY	13,765	8,973
Turkiye Garanti Bankasi
5.250%, 09/13/2022 (A)		200	215
4.000%, 09/13/2017 (A)		270	278
Turkiye Is Bankasi
3.875%, 11/07/2017 (A)		270	275
Turkiye Vakiflar Bankasi Tao
6.000%, 11/01/2022 (A)		200	207
Yapi Ve Kredi Bankasi
5.500%, 12/06/2022		200	201
Yuksel Insaat
9.500%, 11/10/2015		146	115

			77,648

Ukraine — 1.7%
DTEK Finance
9.500%, 04/28/2015 (A)		420	423
9.500%, 04/28/2015		550	554
Ferrexpo Finance
7.875%, 04/07/2016 (A)		238	231
7.875%, 04/07/2016		1,200	1,164

10	SEI Institutional International Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

December 31, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Financing of Infrastrucural Projects State Enterprise
9.000%, 12/07/2017 (A)		650	$650
Government of Ukraine
9.250%, 07/24/2017 (A)		1,853	2,011
9.250%, 07/24/2017		1,650	1,790
7.950%, 02/23/2021 (A)		250	259
7.800%, 11/28/2022 (A)		1,622	1,628
7.750%, 09/23/2020		450	462
6.875%, 09/23/2015 (A)		350	354
6.580%, 11/21/2016 (A)		230	230
6.250%, 06/17/2016		200	198
6.250%, 06/17/2016 (A)		600	596
Metinvest
10.250%, 05/20/2015		400	412
8.750%, 02/14/2018 (A)		369	359
8.750%, 02/14/2018		929	903
MHP
10.250%, 04/29/2015 (A)		1,428	1,503
National Naftogaz of Ukraine
9.500%, 09/30/2014		2,130	2,186
Oschadbank Via SSB No. 1
8.250%, 03/10/2016		430	406
Ukreximbank Via Biz Finance
8.375%, 04/27/2015		5,083	5,045

			21,364

United Arab Emirates — 1.0%
Abu Dhabi National Energy
3.625%, 01/12/2023 (A)		360	371
Atlantic Finance
10.750%, 05/27/2014 (C)		650	708
Dolphin Energy
5.888%, 06/15/2019		—	—
5.888%, 06/15/2019 (A)		384	432
DP World MTN
6.850%, 07/02/2037		1,300	1,523
Dubai DOF Sukuk
6.396%, 11/03/2014		340	366
Dubai Electricity & Water Authority
8.500%, 04/22/2015		1,058	1,196
7.375%, 10/21/2020		120	148
7.375%, 10/21/2020 (A)		1,676	2,061
Dubai Holding Commercial Operations MTN
6.000%, 02/01/2017	GBP	50	79
4.750%, 01/30/2014	EUR	1,450	1,873
Emirate of Dubai MTN
7.750%, 10/05/2020		860	1,086
6.700%, 10/05/2015		130	144
Emirates Airline
5.125%, 06/08/2016		300	315
IPIC GMTN MTN
5.500%, 03/01/2022		200	236
5.500%, 03/01/2022 (A)		363	428
Jafz Sukuk
7.000%, 06/19/2019		200	231
MAF Global Securities MTN
5.250%, 07/05/2019		700	748

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Pyrus
7.500%, 12/20/2015	700	$785

		12,730

United States — 0.2%
Citigroup Funding MTN
16.390%, 01/31/2022 (A)	1,100	1,211
7.000%, 10/25/2019 (A)	1,050	1,163
Southern Copper
6.750%, 04/16/2040	86	104
5.250%, 11/08/2042	200	200
3.500%, 11/08/2022	87	89

		2,767

Uruguay — 0.5%
Republic of Uruguay PIK
7.875%, 01/15/2033	869	1,343
Republic of Uruguay
8.000%, 11/18/2022	1,498	2,176
7.625%, 03/21/2036	1,066	1,646
6.875%, 09/28/2025	317	442
4.125%, 11/20/2045	140	140

		5,747

Venezuela — 2.7%
Petroleos de Venezuela
12.750%, 02/17/2022	280	315
8.500%, 11/02/2017	500	494
8.500%, 11/02/2017	900	889
5.500%, 04/12/2037	550	377
5.375%, 04/12/2027	1,391	973
5.250%, 04/12/2017	430	375
5.000%, 10/28/2015	560	514
4.900%, 10/28/2014	9,926	9,490
Republic of Venezuela
13.625%, 08/15/2018	144	162
13.625%, 08/15/2018	2,100	2,446
12.750%, 08/23/2022	5,247	6,113
11.950%, 08/05/2031	1,984	2,257
11.750%, 10/21/2026	3,254	3,669
10.750%, 09/19/2013	210	216
9.375%, 01/13/2034	300	297
9.250%, 09/15/2027	620	620
9.250%, 05/07/2028	530	522
9.000%, 05/07/2023	994	964
8.500%, 10/08/2014	456	466
8.250%, 10/13/2024	490	451
7.750%, 10/13/2019	1,040	980
7.650%, 04/21/2025	300	264
7.000%, 03/31/2038	40	32
6.000%, 12/09/2020	847	707

		33,593

Vietnam — 0.1%
Republic of Vietnam
6.875%, 01/15/2016	360	393
6.750%, 01/29/2020	560	639
Vietnam Joint Stock Commercial Bank for Industry and Trade
8.000%, 05/17/2017 (A)	350	348

		1,380

11	SEI Institutional International Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

December 31, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Zambia — 0.0%
Republic of Zambia
5.375%, 09/20/2022		250	$249

Total Global Bonds (Cost $962,686) ($ Thousands)			1,066,434

LOAN PARTICIPATIONS — 1.4%

Angola — 0.1%
Republic of Angola
3.667%, 04/30/2016	EUR	867	1,085

Brazil — 0.0%
Virgolino de Oliveira
5.551%, 11/03/2015		382	378

Indonesia — 0.1%
PT Bumi
11.243%, 08/07/2013 (B)		1,743	1,710

Mexico — 0.5%
Altos Hornos Promissory Note (Counterparty: Deustche Bank)
0.000%, 12/31/2049 (B)		4,500	1,665
Altos Hornos Promissory Note No. 5
0.000%, 04/29/1999 (B)		2,500	925
Altos Hornos Promissory Note No. 6
0.000%, 04/29/1999 (B)		2,500	925
Altos Hornos Tranche A (Counterparty: Bank of America)
0.000%, 04/11/2004 (B)		6,540	2,420

			5,935

Singapore — 0.6%
Ashmore Cayman SPC, No. 1 PIK
0.000%, 08/31/2011 (B)		9,161	4,727
Morton Bay
6.220%, 12/30/2009 (B)		3,158	2,655

			7,382

United Arab Emirates — 0.1%
Dubai World
1.000%, 09/30/2018		1,008	544
1.000%, 09/30/2015		1,200	696

			1,240

Total Loan Participations (Cost $21,013) ($ Thousands)			17,730

CONVERTIBLE BONDS — 0.1%
Dana Gas Sukuk CV to 19.076 Variable Shares
7.500%, 10/31/49		850	729

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Suzlon Energy CV to 533.2762 Shares
3.380%, 07/25/14 (E)	450	$247

Total Convertible Bonds (Cost $1,122) ($ Thousands)		976

Total Investments — 88.8% (Cost $984,821) ($ Thousands)§		$1,085,140

A list of the open futures contracts held by the Fund at December 31, 2012, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Euro-Buxl 30 Year Bond	(8)	Mar-2013	$(34)
U.S. 10-Year Treasury Note	33	Mar-2013	(21)
U.S. Ultra Long Treasury Bond	(2)	Mar-2013	5

			$(50)

For the period ended December 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

12	SEI Institutional International Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

December 31, 2012

A list of the open forward foreign currency contracts held by the Fund at December 31, 2012, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
01/03/2013-03/04/2013	BRL	71,540	USD	34,313	$(566)
01/03/2013-04/02/2013	USD	51,541	BRL	107,671	918
01/04/2013-01/31/2013	EUR	28,902	USD	37,784	(322)
01/04/2013-01/31/2013	USD	3,266	EUR	2,494	23
01/10/2013-02/21/2013	ILS	14,570	USD	3,813	(88)
01/10/2013-02/28/2013	USD	8,581	COP	15,570,457	214
01/11/2013-03/11/2013	INR	721,913	USD	13,085	(13)
01/11/2013-03/11/2013	USD	15,463	INR	839,239	(250)
01/14/2013	PEI	3,575	USD	1,373	(27)
01/14/2013	TWD	164,355	USD	5,673	13
01/14/2013	USD	66	IDR	647,935	1
01/14/2013	USD	3,030	THB	93,247	17
01/14/2013-02/12/2013	CZK	79,570	EUR	3,146	(36)
01/14/2013-03/13/2013	IDR	83,698,838	USD	8,652	(14)
01/15/2013	MYR	500	USD	163	–
01/15/2013-03/07/2013	USD	19,981	MYR	61,437	55
01/15/2013-03/18/2013	USD	11,862	KRW	12,916,161	193
01/16/2013-02/27/2013	RUB	604,043	USD	19,117	(564)
01/16/2013-03/29/2013	USD	43,241	RUB	1,365,056	1,183
01/17/2013-05/28/2013	CNY	8,802	USD	1,398	(12)
01/18/2013	CLP	535,978	USD	1,108	(10)
01/18/2013-02/12/2013	USD	3,284	CLP	1,573,607	(11)
01/18/2013-02/15/2013	MXP	209,352	USD	15,991	(99)
01/18/2013-02/15/2013	USD	1,405	PEI	3,658	27
01/18/2013-02/28/2013	COP	19,956,375	USD	11,042	(226)
01/18/2013-03/15/2013	USD	27,207	MXP	355,597	84
01/22/2013-03/15/2013	USD	7,368	PHP	302,497	10
01/23/2013-01/31/2013	USD	11,955	TRY	21,567	89
01/23/2013-03/05/2013	TRY	11,254	USD	6,246	(30)
01/28/2013-03/19/2013	USD	3,855	RON	13,496	130
01/30/2013-01/31/2013	PLN	23,662	USD	7,374	(258)
01/30/2013-06/10/2013	USD	13,179	PLN	42,321	353
01/31/2013	CZK	34,203	USD	1,758	(41)
01/31/2013	GBP	341	USD	549	(5)
01/31/2013	HUF	755,268	USD	3,461	50
01/31/2013	RON	5,094	USD	1,482	(23)
01/31/2013	USD	1,750	CZK	33,712	23
01/31/2013-02/08/2013	USD	1,607	ZAR	14,316	73
01/31/2013-02/08/2013	ZAR	67,572	USD	7,594	(341)
02/07/2013	PLN	5,280	EUR	1,266	(32)
02/07/2013-02/28/2013	EUR	8,037	PLN	33,432	159
02/08/2013	PHP	55,783	USD	1,362	1
02/14/2013-03/12/2013	HUF	1,579,466	EUR	5,516	159
02/21/2013	USD	897	ILS	3,551	54
03/04/2013-03/07/2013	USD	1,344	ARS	6,949	14
03/07/2013	EUR	2,050	RON	9,324	42
03/12/2013	EUR	964	HUF	280,443	(9)
03/12/2013	THB	53,685	USD	1,745	(5)
06/05/2013-07/17/2015	USD	34,356	CNH	224,179	1,241
07/17/2013-07/17/2015	CNH	207,377	USD	31,745	(1,180)
07/25/2013	USD	171	CNY	1,100	3

					$967

A list of the counterparties for the open forward foreign currency contracts held by the Fund at December 31, 2012, is as follows:

Counterparty	Settlement Date	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	01/03/2013-02/15/2013	(10,764)	10,962	$198
Barclays PLC	01/03/2013-07/25/2013	(98,035)	97,810	(225)
Citigroup	01/03/2013-03/19/2013	(138,193)	139,379	1,186
Deutsche Bank	01/14/2013-02/22/2013	(51,619)	51,493	(126)
Goldman Sachs	01/30/2013	(2,754)	2,773	19
HSBC	01/15/2013-07/17/2015	(85,191)	85,494	303
JPMorgan Chase Bank	01/03/2013-03/15/2013	(57,504)	57,506	2
Standard New York, Inc.	01/03/2013-04/02/2013	(20,514)	20,565	51
UBS	01/14/2013-03/29/2013	(49,630)	49,189	(441)

				$967

For the period ended December 31, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

13	SEI Institutional International Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

December 31, 2012

A list of the open swap agreements held by the fund at December 31, 2012, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Singapore Swap Offer Rate Fixing 6 Month	2.54%	12/14/2032	SGD	461	$(6)
Barclays Bank PLC	Singapore Swap Offer Rate Fixing 6 Month	2.77%	06/14/2032	SGD	2,220	31
Barclays Bank PLC	1.71%	Singapore Swap Offer Rate Fixing 6 Month	12/14/2022	SGD	804	3
Barclays Bank PLC	1.86%	Singapore Swap Offer Rate Fixing 6 Month	06/14/2022	SGD	3,830	(51)
Barclays Bank PLC	Brazil Interbank Deposit Rate	9.04%	01/02/2017	BRL	3,525	111
HSBC	Brazil Interbank Deposit Rate	9.14%	01/02/2017	BRL	2,162	37

						$125

Credit Default Swap
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation ($Thousands)
Citibank	Russian Federation	SELL	1.00%	12/20/2022	$(500)	$4

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Deutsche Bank	Russia Government Bond - Ofz , 7.4%, 4/19/2017	Cash Deposit Of Notional Amount	Price Return	04/19/2017	RUB	36,700	$100
Deutsche Bank	Russia Government Bond - Ofz , 7.4%, 4/19/2017	Cash Deposit Of Notional Amount	Price Return	04/19/2017	RUB	20,700	56
HSBC	Russia Government Bond - Ofz , 7.4%, 6/14/2017	Cash Deposit Of Notional Amount	Price Return	06/14/2017	RUB	54,000	128
HSBC	Russia Government Bond - Ofz , 7.4%, 6/14/2017	Cash Deposit Of Notional Amount	Price Return	06/14/2017	RUB	45,700	106
Deutsche Bank	Russia Government Bond - Ofz , 7.5%, 3/15/2018	Cash Deposit Of Notional Amount	Price Return	03/15/2018	RUB	21,600	71
Deutsche Bank	Russia Government Bond - Ofz , 7.5%, 3/15/2018	Cash Deposit Of Notional Amount	Price Return	03/15/2018	RUB	4,500	14
HSBC	Russia Government Bond - Ofz , 7.5%, 2/27/2019	Cash Deposit Of Notional Amount	Price Return	02/27/2019	RUB	183,000	1,004
HSBC	Russia Government Bond - Ofz , 7.5%, 2/27/2019	Cash Deposit Of Notional Amount	Price Return	02/27/2019	RUB	20,700	77
HSBC	Russia Government Bond - Ofz , 7.5%, 2/27/2019	Cash Deposit Of Notional Amount	Price Return	02/27/2019	RUB	23,670	103
Deutsche Bank	Russia Government Bond - Ofz , 7.5%, 2/27/2019	Cash Deposit Of Notional Amount	Price Return	02/27/2019	RUB	256,400	643
HSBC	Republic of Indonesia, 11.500%, 9/15/2019	Cash Deposit Of Notional Amount	Price Return	09/15/2019	IDR	68,500,000	177
HSBC	Republic of Indonesia, 11.500%, 9/15/2019	Cash Deposit Of Notional Amount	Price Return	09/15/2019	IDR	4,500,000	13
Standard Chartered London	India Government Bond 7.8% 04/11/2021	Cash Deposit Of Notional Amount	Price Return	04/11/2021	INR	269,000	(12)
HSBC	Russia Government Bond - Ofz , 7.6%, 4/14/2021	Cash Deposit Of Notional Amount	Price Return	04/14/2021	RUB	87,000	342
HSBC	Russia Government Bond - Ofz , 7.6%, 4/14/2021	Cash Deposit Of Notional Amount	Price Return	04/14/2021	RUB	19,000	79
Deutsche Bank	Russia Government Bond - Ofz , 7.6%, 4/14/2021	Cash Deposit Of Notional Amount	Price Return	04/14/2021	RUB	178,300	157
Standard Chartered London	Republic of Indonesia, 12.800%, 6/15/2021	Cash Deposit Of Notional Amount	Price Return	06/15/2021	IDR	8,600,000	35
Standard Chartered London	India Government Bond 8.150% 06/11/2022	Cash Deposit Of Notional Amount	Price Return	06/11/2022	INR	96,000	(7)
Standard Chartered London	India Government Bond 8.150% 06/11/2022	Cash Deposit Of Notional Amount	Price Return	06/11/2022	INR	37,000	(3)
HSBC	Russia Government Bond - Ofz , 7.6%, 7/20/2022	Cash Deposit Of Notional Amount	Price Return	07/20/2022	RUB	38,800	198
HSBC	Republic of Indonesia, 8.375%, 9/15/2026	Cash Deposit Of Notional Amount	Price Return	09/15/2026	IDR	18,900,000	108
HSBC	Russia Government Bond - Ofz, 8.150%, 2/3/2027	Cash Deposit Of Notional Amount	Price Return	02/03/2027	RUB	37,400	227
HSBC	Russia Government Bond - Ofz, 8.150%, 2/3/2027	Cash Deposit Of Notional Amount	Price Return	02/03/2027	RUB	36,000	213
Deutsche Bank	Russia Government Bond - Ofz, 8.150%, 2/3/2027	Cash Deposit Of Notional Amount	Price Return	02/03/2027	RUB	33,200	43
HSBC	Republic of Indonesia, 10.500%, 8/15/2030	Cash Deposit Of Notional Amount	Price Return	08/15/2030	IDR	29,500,000	245
Standard Chartered London	Republic of Indonesia, 10.500%, 8/15/2030	Cash Deposit Of Notional Amount	Price Return	08/15/2030	IDR	10,300,000	69
HSBC	Republic of Indonesia, 8.250%, 6/15/2032	Cash Deposit Of Notional Amount	Price Return	06/15/2032	IDR	18,100,000	47
Standard Chartered London	Republic of Indonesia, 8.250%, 6/15/2032	Cash Deposit Of Notional Amount	Price Return	06/15/2032	IDR	12,900,000	36
Standard Chartered London	Republic of Indonesia, 8.250%, 6/15/2032	Cash Deposit Of Notional Amount	Price Return	06/15/2032	IDR	11,200,000	21

							$4,290

For the period ended December 31, 2012, the total number of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,221,450 ($ Thousands).

(1)	In U.S. dollars unless otherwise indicated.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Securities considered illiquid. The total market value of such securities as of December 31, 2012 was $25,075 ($ Thousands) and represented 2.1% of Net Assets.

(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on December 31, 2012. The coupon on a step bond changes on a specified date.

(D)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2012.

(E)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(F)	Security in default on interest payments.

(G)	Security is when-issued.

§	At December 31, 2012, the tax basis cost of the Fund’s investments was $984,821 ($ Thousands), and the unrealized appreciation and depreciation were $112,097 ($ Thousands) and ($11,778) ($ Thousands), respectively.

14	SEI Institutional International Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

December 31, 2012

ARS — Argentine Peso

BRL — Brazilian Real

CLN — Credit Linked Note

CLP — Chilean Peso

CNH — Chinese Yuen (Offshore)

CNY — Chinese Renminbi

COP — Colombian Peso

CV — Convertible Security

CZK — Czech Koruna

DEM — German Mark

EUR — Euro

GBP — British Pound Sterling

HUF — Hungarian Forint

IDR — Indonesia Rupiah

ILS — Israeli Shekel

INR — India Rupee

KRW — Korean Won

MTN — Medium Term Note

MXP — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

PEI — Peruvian Inca

PHP — Philippine Peso

PIK — Payment-in-Kind

PLC — Public Limited Company

PLN — Polish Zlotty

RON — Romanian Leu

RUB — Russian Ruble

Ser — Series

SPC — Segregated Portfolio Company

THB — Thai Baht

TRY — Turkish Lira

TWD — Taiwan Dollar

USD — U.S. Dollar

ZAR — South African Rand

The following is a summary of the inputs used as of December 31, 2012, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3 (1)	Total
Global Bonds	$—	$1,066,434	$—	$1,066,434
Loan Participations	—	1,240	16,490	17,730
Convertible Bonds	—	976	—	976

Total Investments in Securities	$—	$1,068,650	$16,490	$1,085,140

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(50)	$—	$—	$(50)
Forwards Contracts *	—	967	—	972
Interest Rate Swaps *	—	125	—	125
Credit Default Swaps *	—	4	—	4
Total Return Swaps *	—	4,290	—	4,290

Total Other Financial Instruments	$(50)	$5,386	$—	$5,336

*	Futures contracts and forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

	Global Bonds	Loan Participations
Beginning balance as of October 1, 2012	$94	$16,874
Accrued discounts/premiums	—	8
Realized gains/(loss)	—	(241)
Change in unrealized appreciation/(depreciation)	—	177
Purchases	—	—
Sales	—	(328)
Transfer into Level 3	—	—
Transfer out of Level 3	94	—

Ending balance as of December 31, 2012	$—	$16,490

(1)	Of the $16,490 ($ Thousands) in Level 3 securities as of December 31, 2012, $7,382 ($ Thousands) or 0.6% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

For the period ended December 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

15	SEI Institutional International Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

December 31, 2012

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation. As of December 31, 2012, the Fund is the buyer (“receiving protection”) on a total notional amount of $0 and is the seller (“providing protection”) on a total notional amount of $500,000. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
Reference Asset	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	—	$(38,213)	—	—	$(38,213)
Maximum potential amount of future payments	—	500,000	—	—	500,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

(1)	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 months	6-12 months	1-5 years	5-10 years	Total
Current credit spread* on underlying (in basis points) [1]
0-100	—	—	—	—	—
101-200	—	—	—	500,000	500,000
201-300	—	—	—	—	—
Greater than 301	—	—	—	—	—

Total	—	—	—	500,000	500,000

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

16	SEI Institutional International Trust / Quarterly Report / December 31, 2012

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b))

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the
Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional International Trust

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President

Date: February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ ROBERT A. NESHER
Robert A. Nesher, President

Date: February 28, 2013

By	/s/ PETER A. RODRIGUEZ
Peter A. Rodriguez, Controller & CFO

Date: February 28, 2013